Registration No. 33-59474

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
--------
POST-EFFECTIVE AMENDMENT NO. 58 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
--------
PRINCIPAL INVESTORS FUND, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
--------
Telephone Number (515) 248-3842
--------

Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
----------

It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485
_____	on (date) pursuant to paragraph (b) of Rule 485
_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_XX__	on a date to be determined pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:)

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

----------

EXPLANATORY NOTE

RULE 461 REQUEST FOR ACCELERATION: Attached to this filing is a transmittal letter in which the Registrant and the Principal Underwriter request accelerated effectiveness to May 2, 2008 or as soon thereafter as practicable.

PRINCIPAL INVESTORS FUND, INC.

(Effective June 13, 2008, this fund will be known as Principal Funds, Inc.)

MONEY MARKET FUND

S Class Shares

The date of this Prospectus is ___________, 2008.

RISK/RETURN SUMMARY

Principal Investors Fund, Inc. ( “PIF”) offers many investment portfolios (together, the “ PIF Funds”), one of which, the Money Market Fund (the “Fund”), is available through this prospectus. Principal Investors Fund has hired Principal Management Corporation* (“Principal”) to provide investment advisory and other services to the Fund. Principal, as the manager of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund. Principal Funds Distributor, Inc.* is the Distributor.

Principal Investors Fund, Inc. will be changing its name to Principal Funds, Inc. effective June 13, 2008.

Principal Funds Distributor, Inc. (the “Distributor”) is the Fund’s principal underwriter for Class S shares of Principal Investors Fund.

The Sub-Advisor for the Money Market Fund is Principal Global Investors, LLC.*

*      Principal Management Corporation; Principal Global Investors, LLC; and the Distributor are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group".

Class S Shares

Class S shares of the Fund are available through this Prospectus. This class is currently available only through selected broker-dealers that have elected to utilize Class S shares in connection with the broker-dealer’s sweep account.

Main Strategies and Risks

The Fund’s investment objective is described in the summary description of the Fund. The Board of Directors may change the Fund’s objective or its investment strategy without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

The summary of the Fund also describes the Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

The Fund is designed to be a portion of an investor’s portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in the Fund changes with the value of the investments held by that Fund. Many factors affect that value. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Factors that may adversely affect the Fund as a whole are called “principal risks.” The principal risks of investing in the Fund are stated in the Fund’s description. These risks are more fully described in Appendix A to this prospectus.

Investment Results

A bar chart and a table are included with the description of the Fund that shows annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

•

a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.).

Performance for the Class S shares are based on the performance of the oldest share class of the Fund, adjusted to reflect the expenses of the S share class. The adjustments result in performance (for the period prior to the effective date of the S share class) that is no higher than the historical performance of the oldest share class.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses

The annual operating expenses for the Fund are deducted from its assets. The Fund’s operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets.

The description of the Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

NOTE:

•

No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, the Fund, Principal, any Sub-Advisor, or the Distributor.

MONEY MARKET FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

•	to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
•	upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

•	securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
•

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

•	bank obligations including:
•	certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
•	bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
•	commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
•	corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
•

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

•	taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Credit and Counterparty Risk
•	Eurodollar and Yankee Obligations Risk
•	Fixed-Income Securities Risk
•	Liquidity Risk

•	Market Risk
•	Municipal Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Management Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above; Class S shares are not subject to a sales charge.

Highest return for a quarter during the period of the bar chart above:	Q1 ’01	1.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’03 through Q2 ’04	0.03%

Average Annual Total Returns (%)(1)

For the period ended December 31, 2007	Past 1 Year	Past 5 Years	Life of Fund
Class S(1) ....................................................................................................	4.46	2.32	2.31
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index(2)....................	5.11	3.08	3.04

(1)

Class S shares commenced operations on _______________. The returns for Class S shares, for the periods prior to _____________, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class S shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

To obtain the Fund’s current yield, call 1-800-547-7754

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

This performance table provides performance information of the Lehman Brothers U.S. Treasury Bellwethers 3 Month Index. This index is composed of public obligations of the U.S. Treasury with a maturity of three months. An investment cannot be made directly in this index and the index’s performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the index.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2008                                                                                                                                        Class S(1)

Management Fees ..............................................................................................................................................	0.38%
12b-1 Fees .......................................................................................................................................................	0.35
Service Fees................................................................................................................................	0.06
Other Expenses......................................................................................................................	0.03
Total Annual Fund Operating Expenses	0.82%

(1)	The annual fund operating expenses shown are estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

	1	3	5	10
Class S	$85	$265	$460	$1025

THE COSTS OF INVESTING

Fees and Expenses of the Fund

The Class S shares of the Fund are sold without a front-end sales charge or a deferred sales charge. The shares do have ongoing fees. Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•

Distribution Fee—The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class S shares. Under the plan, the Class S shares of the Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

•

Transfer Agent Fee— Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class S shares of the Fund. These services are currently provided at cost.

•	Service Fee – PSS has entered into a Service Agreement with the Fund under which PSS performs personal services for shareholders.

Class S shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class S shareholders, the cost of shareholder meetings held solely for Class S shares, and other operating expenses of the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

The Fund has adopted a 12b-1 Plan for the Class S shares of the Fund. Under the 12b-1 Plan, the Fund may make payments from its assets attributable to the Class S shares to the Fund’s Distributor for distribution-related expenses and for providing services to Class S shareholders. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.

The Distributor for Class S shares is Principal Funds Distributor, a wholly owned subsidiary of Principal. The term “Distributor” as used in this section refers to Principal Funds Distributor.

The maximum annual Rule 12b-1 (as a percentage of average daily net assets) for Class S shares of the Money Market Fund is 0.35%.

The proceeds from the Rule 12b-1 fees paid by Class S shareholders are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Ordinarily, the entire 12b-1 fee will be paid to financial intermediaries.

Payments to Investment Representatives and Their Firms. Financial intermediaries market and sell shares of the Fund. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Fund and/or providing services to the Fund’s shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including the Rule 12b-1 Plan fee that the Fund pays to the Distributor. Individual Investment Representatives may generally receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. The investments in which the Fund invests are U.S. dollar denominated securities which the sub-advisor believes present minimal credit risks.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, the Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of the investment losses.

Foreign Investing

The Fund may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

•	companies with their principal place of business or principal office outside the U.S.;
•	companies for which the principal securities trading market is outside the U.S.; and
•	companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security Principal Investors Fund purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, the Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Fund’s investments in those countries. In addition, the Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for the Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund’s portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Fund may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in the Fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisor

Principal has signed a contract with the Sub-Advisor, under which the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for the Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisor and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor:

Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day

Fund	Fund Management
Money Market	Tracy Reeg

Alice Robertson

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Alice Robertson. Ms. Robertson is a senior trader and portfolio manager for PGI. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

Duties of Principal and Sub-Advisor

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee the Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was 0.38%.

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2007.

Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Fund does not intend to rely on the order.

PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of the Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

The Money Market Fund seeks to maintain a constant net asset value per share of $1.00.

PURCHASE AND REDEMPTION OF FUND SHARES

Class S shares of the Fund are typically purchased in conjunction with “sweep accounts” made available by brokers or other financial intermediaries. You can also redeem your Class S shares of the Fund through such brokers or financial intermediaries on any day the NYSE is open pursuant to the Fund’s procedures. Investors should refer to their broker-dealer or financial intermediary for instructions and further information.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares, if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

After you place a sell order in proper form, shares are sold using the next share price calculated. Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

EXCHANGE OF FUND SHARES

Class S shares of the Fund are not available for exchange with any other PIF Fund shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays their net investment income to shareholders of record on the business day prior to the payment date.

The Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day.)

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another Principal Investors Fund without a sales charge (distributions of the Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be forwarded to you pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund or your financial intermediary will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that shareholder would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by the Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by the Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

FUND ACCOUNT INFORMATION

If you need information about your account(s), you may contact your financial intermediary.

Orders Placed by Intermediaries

Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“subdesignees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next share price it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or subdesignee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Financial Statements

Shareholders will receive annual financial statements for the Fund, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Fund described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of the Fund’s holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on the Fund’s portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Investors Fund, Inc. SEC File 811-07572

APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above in the Fund’s description. Each of these risks is summarized below. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements.

Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

U.S. Government Sponsored Securities Risk

A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PRINCIPAL INVESTORS FUND, INC.

Effective June 13, 2008, this fund will be known as Principal Funds, Inc.

(the “Fund”)

Statement of Additional Information

dated _______________

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectuses. The Fund’s prospectuses, dated February 29, 2008 and _______________ which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:
  Principal Funds
  P.O. Box 55904
  Boston, MA 02205

For other share classes:
  Principal Funds
  P.O. Box 8024
  Boston, MA 02266-8024

The prospectuses for Classes A, B, and C shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select, and Advisors Preferred share classes may be viewed at www.Principal.com.

2	Principal Investors Fund
1-800-222-5852

FUND HISTORY

The Principal Investors Fund (“the Registrant” or the “Fund”) is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as “Funds.” Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund I which are non-diversified.

The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund will be changing its name to Principal Funds, Inc. effective June 13, 2008.

The Articles of Incorporation have been amended from time to time. Those amendments are as follows:

•	September 14, 2000 to add the Bond & Mortgage Securities, Government Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
•	December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the “Principal LifeTime” Funds), and Partners SmallCap Value Fund;
•	March 14, 2001 to add the Capital Preservation Fund;
•	April 17, 2002 to add the Preferred Securities Fund;
•	September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
•	September 18, 2003 to add the Partners International, Partners MidCap Growth I, and Partners MidCap Value I Funds;
•	February 3, 2004 to change the name of the Real Estate Fund to Real Estate Securities Fund;
•	March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III, and Partners SmallCap Value Fund II;
•	June 21, 2004 to add the High Yield Fund and the Partners LargeCap Value Fund II;
•	September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth Fund II;
•	December 16, 2004 to add the Equity Income, Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
•	May 23, 2005 to change the name of the Capital Preservation Fund to Ultra Short Bond Fund;
•	September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
•	September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund;
•	September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

Principal Investors Fund	FUND HISTORY 3
www.Principal.com

Successor Fund	Predecessor Fund
California Insured Intermediate Municipal	California Insured Intermediate Municipal (WM Trust II)
California Municipal	California Municipal (WM Trust II)
Equity Income I	Equity Income (WM Trust I)
High Yield II	High Yield (WM Trust I)
Income	Income (WM Trust I)
MidCap Stock	Mid Cap Stock (WM Trust I)
Mortgage Securities	U.S. Government Securities (WM Trust I)
Short-Term Income	Short Term Income (WM Trust II)
Strategic Asset Management Portfolios
Strategic Asset Management Portfolios	(WM Strategic Asset Management Portfolios, LLC)
Balanced Portfolio	Balanced Portfolio
Conservative Balanced Portfolio	Conservative Balanced Portfolio
Conservative Growth Portfolio	Conservative Growth Portfolio
Flexible Income Portfolio	Flexible Income Portfolio
Strategic Growth Portfolio	Strategic Growth Portfolio
Tax-Exempt Bond I	Tax-Exempt Bond (WM Trust I)
West Coast Equity	West Coast Equity (WM Trust I)

The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the “Composite Funds”: Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund) (1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund) (1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was “Sierra Trust Funds” and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was “Sierra Asset Management Portfolios.” On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the “Sierra Funds.”

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

•	September 13, 2007 to add the Global Real Estate Securities Fund.

•	January 3, 2008 to add Principal Life Time 2015, Principal Life Time 2025, Principal Life Time 2035, Principal LifeTime 2045, and Principal Life Time 2055 Funds.

4 FUND HISTORY	Principal Investors Fund
1-800-222-5852

Classes offered by each Fund are shown in the table below.

	Class	Class	Class	Class	Class	Advisors	Advisors	Advisors
Fund Name	A	B	C	J	S	Preferred	Select	Signature	Preferred	Select	Institutional
Bond & Mortgage Securities Fund	X	X	X	X		X	X	X	X	X	X
California Municipal Fund	X	X	X
Disciplined LargeCap Blend	X	X	X			X	X	X	X	X	X
Diversified International Fund	X	X	X	X		X	X	X	X	X	X
Equity Income Fund I	X	X	X								X
Global Real Estate Securities Fund	X		X								X
Government & High Quality Bond Fund	X	X	X	X		X	X	X	X	X	X
High Quality Intermediate-Term Bond Fund				X		X	X	X	X	X	X
High Yield Fund											X
High Yield Fund II	X	X	X								X
Income Fund	X	X	X								X
Inflation Protection Fund	X		X	X		X	X	X	X	X	X
International Emerging Markets Fund	X	X	X	X		X	X	X	X	X	X
International Growth Fund	X		X	X		X	X	X	X	X	X
LargeCap Growth Fund	X	X	X	X		X	X	X	X	X	X
LargeCap S&P 500 Index Fund	X		X	X		X	X	X	X	X	X
LargeCap Value Fund	X	X	X	X		X	X	X	X	X	X
MidCap Blend Fund	X	X	X	X		X	X	X	X	X	X
MidCap Growth Fund				X		X	X	X	X	X	X
MidCap S&P 400 Index Fund				X		X	X	X	X	X	X
MidCap Stock Fund	X	X	X								X
MidCap Value Fund				X		X	X	X	X	X	X
Money Market Fund	X	X	X	X	X	X	X	X	X	X	X
Mortgage Securities Fund	X	X	X								X
Partners Global Equity Fund						X	X	X	X	X	X
Partners International Fund						X	X	X	X	X	X
Partners LargeCap Blend Fund	X	X	X	X		X	X	X	X	X	X
Partners LargeCap Blend Fund I	X	X	X	X		X	X	X	X	X	X
Partners LargeCap Growth Fund I	X	X	X	X		X	X	X	X	X	X
Partners LargeCap Growth Fund II	X		X	X		X	X	X	X	X	X
Partners LargeCap Value Fund	X	X	X	X		X	X	X	X	X	X
Partners LargeCap Value Fund I						X	X	X	X	X	X
Partners LargeCap Value Fund II						X	X	X	X	X	X
Partners MidCap Growth Fund	X	X	X	X		X	X	X	X	X	X
Partners MidCap Growth Fund I	X		X			X	X	X	X	X	X
Partners MidCap Growth Fund II						X	X	X	X	X	X
Partners MidCap Value Fund	X	X	X	X		X	X	X	X	X	X
Partners MidCap Value Fund I						X	X	X	X	X	X
Partners SmallCap Blend Fund						X	X	X	X	X	X
Partners SmallCap Growth Fund I				X		X	X	X	X	X	X
Partners SmallCap Growth Fund II	X	X	X	X		X	X	X	X	X	X
Partners SmallCap Growth Fund III						X	X	X	X	X	X
Partners SmallCap Value Fund				X		X	X	X	X	X	X
Partners SmallCap Value Fund I						X	X	X	X	X	X
Partners SmallCap Value Fund II						X	X	X	X	X	X
Preferred Securities Fund	X		X	X		X	X	X	X	X	X
Principal LifeTime 2010 Fund	X		X	X		X	X	X	X	X	X
Principal LifeTime 2015 Fund						X	X	X	X	X	X
Principal LifeTime 2020 Fund	X	X	X	X		X	X	X	X	X	X
Principal LifeTime 2025 Fund						X	X	X	X	X	X
Principal LifeTime 2030 Fund	X	X	X	X		X	X	X	X	X	X
Principal LifeTime 2035 Fund						X	X	X	X	X	X
Principal LifeTime 2040 Fund	X	X	X	X		X	X	X	X	X	X

Principal Investors Fund	FUND HISTORY 5
www.Principal.com

	Class	Class	Class	Class	Advisors	Advisors	Advisors
Fund Name	A	B	C	J	Preferred	Select	Signature	Preferred	Select	Institutional
Principal LifeTime 2045 Fund					X	X	X	X	X	X
Principal LifeTime 2050 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2055 Fund					X	X	X	X	X	X
Principal LifeTime Strategic Income Fund	X	X	X	X	X	X	X	X	X	X
Real Estate Securities Fund	X	X	X	X	X	X	X	X	X	X
SAM Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Growth Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Flexible Income Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Strategic Growth Portfolio	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X		X	X	X	X	X	X	X	X
Short-Term Income Fund	X		X							X
SmallCap Blend Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund	X	X	X	X	X	X	X	X	X	X
SmallCap S&P 600 Index Fund				X	X	X	X	X	X	X
SmallCap Value Fund	X	X	X	X	X	X	X	X	X	X
Tax-Exempt Bond Fund I	X	X	X
Ultra Short Bond Fund	X		X	X	X	X	X	X	X	X
West Coast Equity Fund	X	X	X							X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-222-5852.

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fund Policies
The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as “Fundamental Restrictions,” the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, (“1940 Act”) provides that “a vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

6 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund’s prospectus or Statement of Additional Information.

Bond & Mortgage Securities, California Municipal, Disciplined LargeCap Blend, Diversified International, Equity Income I, Global Real Estate Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value, Money Market, Mortgage Securities, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond I Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 7
www.Principal.com

restriction does not apply to the Global Real Estate Securities, Preferred Securities, or Real Estate Securities Funds.

9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, Global Real Estate Securities, International Growth, International Emerging Markets, Money Market and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Real Estate Securities and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Fund (except the Diversified International, Income, International Growth, and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund I has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

8 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

Partners MidCap Growth Fund II

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2)	Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

3)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5)	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8)	Lend any security or make any other loan if, as a result, more than 331/ 3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

1)	The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 9
www.Principal.com

4)	The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the Fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

5)	The Fund does not currently intend to acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

In addition to the Fund’s fundamental and non-fundamental limitations discussed above, the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

Partners International Fund

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

10 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund’s present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 11
www.Principal.com

6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund’s investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund’s assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of

12 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund’s investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:

•	American Depositary Receipts (“ADRs”) – receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
•	European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) – receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 13
www.Principal.com

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies’ growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

•	Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund’s custodian or on the Fund’s records. The Funds do not consider a security covered by a spread option to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of assets.

•	Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

•	Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

14 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund’s records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

•	Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

•	Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 15
www.Principal.com

•	Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

•	Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

•	Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Fund’s deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund’s performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.” The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

16 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund’s debt securities decline in value and thereby keeps the Fund’s net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

•	Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund’s custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

•	Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund’s successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund’s portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 17
www.Principal.com

contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

•	Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of “commodity pool operator” provided by Commodity Futures Trading Commission regulations.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund’s exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

18 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

High-Yield/High-Risk Bonds
The Bond & Mortgage Securities, Equity Income I, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Partners International, Partners MidCap Growth II, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc. (commonly known as “junk bonds”)). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield II, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 19
www.Principal.com

Real Estate Investment Trusts
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See “Foreign Securities”)

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days’ notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

20 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country’s economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 21
www.Principal.com

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities

22 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund’s Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund’s Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 23
www.Principal.com

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

•	the frequency of trades and quotations,
•	the number of dealers and prospective purchasers in the marketplace,
•	dealer undertakings to make a market,
•	the nature of the security (including any demand or tender features), and
•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio’s rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund’s restriction on investments in illiquid securities.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

24 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

Money Market Instruments/Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities – Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities – Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•	Bank Obligations – Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 25
www.Principal.com

•	Commercial Paper – Short-term promissory notes issued by U.S. or foreign corporations.

•	Short-term Corporate Debt – Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

•	Repurchase Agreements – Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations – Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s (“S&P”), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody’s and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations
The California Municipal and Tax-Exempt Bond I Funds (the “Municipal Funds”) can invest in “Municipal Obligations.” Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term “Municipal Obligations” includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

•	Municipal Bonds. Municipal Bonds may be either “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in “moral obligation” bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

26 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

•	Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer’s receipt of the anticipated revenues. Other notes include “Construction Loan Notes” issued to provide construction financing for specific projects, and “Bank Notes” issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes (“Project Notes”) are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

•	Bond Anticipation Notes (“BANs”) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

•	Tax Anticipation Notes (“TANs”) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.

•	Revenue Anticipation Notes (“RANs”) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

•	Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association (“GNMA”) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond I and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

•	Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

•	Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

•	Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 27
www.Principal.com

interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

The Fund’s right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

•	Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds’ option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund’s portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund’s portfolio would not exceed 0.50% of the value of a Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A Fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.

28 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund’s portfolio.

•	Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

•	Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund’s ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay “exempt interest” dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

In January 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal obligations of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal obligations violates the Commerce Clause of the United States Constitution. Upon a petition filed by the Kentucky Department of Revenue, the United States Supreme court has agreed to review the decision of the Kentucky Court of Appeals. If the Supreme Court upholds the decision of the Kentucky Court of Appeals, any state that makes a distinction between the tax treatment of interest on an in-state municipal obligation and an out-of-state municipal obligation would most likely be required to accord all municipal obligations equal tax treatment by requiring that the state either 1) tax all municipal obligation interest or 2) exempt all such interest from taxation. Such an outcome may have a material impact on any investment company that invests substantially or exclusively in municipal obligations of a single state, such as the California Municipal Fund. There may be an adverse impact on the prices of the municipal obligations held by the Funds, which in turn may affect the Funds’ net asset value. There also may be unfavorable changes to the state tax treatment of the dividend interest paid by the

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 29
www.Principal.com

Funds. It is expected that a decision by the Supreme Court will most likely occur sometime in mid-2008. While the outcome of this matter cannot be predicted, it should be noted the Federal tax-exempt status of the California Municipal Funds’ municipal obligations will not be affected.

Insurance
The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody’s. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund’s investment portfolio or a Fund’s NAV. The Fund’s NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund’s investment policy requiring investment in insured municipal obligations will not affect the Fund’s ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers’ acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements (“Taxable Investments”). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least “A” by S&P or “Prime” by Moody’s or, if not rated, must be issued by companies having an outstanding debt issue rated at least “A” by S&P or Moody’s; corporate bonds and debentures must be rated at least “A” by S&P or Moody’s. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund’s Manager, it is advisable to maintain a temporary “defensive” posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund’s total assets.

Other Investment Companies
Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity’s expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Industry Concentrations
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

30 DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	Principal Investors Fund
1-800-222-5852

Each of the other Funds, except the Global Real Estate Securities, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS®). The other Funds use industry classifications based on the “Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (“SEC”).” The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular “industry” or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

•	California Municipal Fund (2007 - 63.7%; 2006 - 29.0%): In 2007, the Fund experienced increased turnover due to redemptions.

•	Real Estate Securities Fund (2007 - 77.8%; 2006 - 37.8%): Market conditions changed dramatically in 2007 with real estate stock prices under pressure after several consecutive years of strong performance. The changed environment dictated an above average amount of portfolio repositioning.

•	Tax Exempt Bond Fund I (2007 - 51.0%; 2006 - 25.0%): Redemptions were greater in 2007 than in 2006. As interest rates rallied the sub-advisor attempted to bring the portfolio’s duration back in line with the index. Given the volatile market environment, this strategy did increase turnover as the sub-advisor bought and sold securities to try and remain neutral in the duration posture. The volatility of the market also produced opportunities to improve the fund’s positioning with respect to yield, which resulted in increased turnover.

Principal Investors Fund	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS 31
www.Principal.com

MANAGEMENT

Board of Directors
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund’s business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are not interested persons of the Fund (the “Independent Directors”). All Directors serve as directors for each of the two investment companies (with a total of 112 portfolios) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the “Fund Complex”).

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

32 MANAGEMENT	Principal Investors Fund
1-800-222-5852

The following directors are considered to be Independent Directors.

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
				Overseen	Held
Name, Address, and		Length of	Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
Elizabeth Ballantine 711 High Street Des Moines, Iowa 50392 1948	Director Member Nominating and Governance Committee	Since 2004	Principal, EBA Associates (consulting and investments)	112	The McClatchy Company

Kristianne Blake 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2007	President, Kristianne Gates Blake, P.S. (CPA specializing in personal financial and tax planning)	112	Avista Corporation; Russell Investment Company* Russell Investment Funds*

Richard W. Gilbert 711 High Street Des Moines, Iowa 50392 1940	Director Member Executive Committee Member Nominating and Governance Committee	Since 2000	President, Gilbert Communications, Inc. (management advisory services)	112	Calamos Asset Management, Inc.

Mark A. Grimmett 711 High Street Des Moines, Iowa 50392 1960	Director Member Audit Committee	Since 2004	Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (manufacturer and distributor of skin care products)	112	None

Fritz S. Hirsch 711 High Street Des Moines, Iowa 50392 1951	Director Member Audit Committee	Since 2005	President and CEO, Sassy, Inc. (manufacturer of infant and juvenile products)	112	None

William C. Kimball 711 High Street Des Moines, Iowa 50392 1947	Director Member Operations Committee	Since 2000	Retired. Formerly, Chairman and CEO, Medicap Pharmacies, Inc. (chain of retail pharmacies)	112	Casey’s General Store, Inc.

Principal Investors Fund	MANAGEMENT 33
www.Principal.com

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
				Overseen	Held
Name, Address, and		Length of	Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
Barbara A. Lukavsky 711 High Street Des Moines, Iowa 50392 1940	Director Member Nominating and Governance Committee	Since 1993	President and CEO, Barbican Enterprises, Inc. (holding company for franchises in the cosmetics industry)	112	None

Daniel Pavelich 711 High Street Des Moines, Iowa 50392 1944	Director Member Audit Committee	Since 2007	Retired. Formerly, Chairman and CEO of BDO Seidman (tax, accounting and financial consulting services)	112	Catalytic Inc; Vaagen Bros. Lumber, Inc.

Richard Yancey 711 High Street Des Moines, Iowa 50392 1926	Director Member Nominating and Governance Committee	Since 2007	Retired. Formerly, Managing Director of Dillon Read & Co. (an investment bank, now part of UBS)	112	AdMedia Partners, Inc.; Czech and Slovak American Enterprise Fund
* The PIF Funds and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

34 MANAGEMENT	Principal Investors Fund
1-800-222-5852

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the “Manager”); Edge Asset Management, Inc.; Principal Funds Distributor, Inc. (the “Distributor”), the Fund’s principal underwriter for Class A, Class B, and Class C shares; or Princor Financial Services Corporation (“Princor”), the Fund’s principal underwriter for Institutional Class, Class J, Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred share classes.

The address for the Distributor is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710

The address for Princor is as follows:
711 High Street
Des Moines, Iowa 50392

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
			Positions with the Manager and its	Overseen	Held
Name, Address and		Length of	Affiliates; Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
Ralph C. Eucher 711 High Street Des Moines, Iowa 50392 1952	Director President and Chief Executive Officer Member Executive Committee	Since 1999	Director and President, the Manager since 1999. Director, the Distributor since 2007. Director, Princor since 1999. President, Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh 711 High Street Des Moines, Iowa 50392 1943	Director Member Operations Committee	Since 2007	Retired December 2007. Prior thereto, President and CEO of WM Group of Funds; President and Director of Edge Asset Management, Inc.	112	None

Larry D. Zimpleman 711 High Street Des Moines, Iowa 50392 1951	Director Chairman of the Board Member Executive Committee	Since 2001	Chairman and Director, the Manager and Princor since 2001. President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

Principal Investors Fund	MANAGEMENT 35
www.Principal.com

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and		Principal Occupation(s)
Year of Birth	Position(s) Held with Fund	During Past 5 Years

Craig L. Bassett 711 High Street Des Moines, Iowa 50392 1952	Treasurer (since 1993)	Vice President and Treasurer, Principal Life

Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Executive Vice President (since 1993) Chief Financial Officer (since 2007)	Executive Vice President and Chief Operating Officer, the Manager; Executive Vice President, the Distributor, since 2007; President, Princor, since 2005

Randy L. Bergstrom 711 High Street Des Moines, Iowa 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, Principal Life

David J. Brown 711 High Street Des Moines, Iowa 50392 1960	Chief Compliance Officer (since 2004)	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice President, the Manager, since 2004; Senior Vice President, the Distributor, since 2007, Second Vice President, Princor, since 2003, and prior thereto, Vice President, the Manager and Princor

Jill R. Brown 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1967	Senior Vice President (since 2007)	Second Vice President, Principal Financial Group and Senior Vice President, the Manager and Princor, since 2006, Chief Financial Officer, Princor since 2003, Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, the Distributor, since 2007; prior thereto, Assistant Financial Controller, Principal Life

Cary Fuchs 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1957	Senior Vice President of Distribution (since 2007)	President, Principal Funds Distributor, since 2007;
Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President, Boston Financial Data Services

Steve G. Gallaher 711 High Street Des Moines, Iowa 50392 1955	Assistant Counsel (since 2006)	Second Vice President and Counsel, Principal Life since 2006; Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

36 MANAGEMENT	Principal Investors Fund
1-800-222-5852

Name, Address and		Principal Occupation(s)
Year of Birth	Position(s) Held with Fund	During Past 5 Years
Ernest H. Gillum 711 High Street Des Moines, Iowa 50392 1955	Vice President and Assistant Secretary (since 1993)	Vice President and Chief Compliance Officer, the Manager, since 2004, and prior thereto, Vice President, Compliance and Product Development, the Manager

Patrick A. Kirchner 711 High Street Des Moines, Iowa 50392 1960	Assistant Counsel (since 2002)	Counsel, Principal Life

Carolyn F. Kolks 711 High Street Des Moines, Iowa 50392 1962	Assistant Tax Counsel (since 2005)	Counsel, Principal Life, since 2003 and prior thereto, Attorney

Sarah J. Pitts 711 High Street Des Moines, Iowa 50392 1945	Assistant Counsel (since 2000)	Counsel, Principal Life

Layne A. Rasmussen 711 High Street Des Moines, Iowa 50392 1958	Vice President and Controller (since 2000)	Vice President and Controller – Mutual Funds, the Manager

Michael D. Roughton 711 High Street Des Moines, Iowa 50392 1951	Counsel (since 1993)	Vice President and Senior Securities Counsel, Principal Financial Group, Inc.; Senior Vice President and Counsel, the Manager, the Distributor and Princor; and Counsel, Principal Global

Adam U. Shaikh 711 High Street Des Moines, Iowa 50392 1972	Assistant Counsel (since 2006)	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan L. Westholm 711 High Street Des Moines, Iowa 50392 1966	Assistant Treasurer (since 2006)	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth C. Wilson 711 High Street Des Moines, Iowa 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corp.

Principal Investors Fund	MANAGEMENT 37
www.Principal.com

Board Committees. The Fund’s board previously had two committees: an Audit and Nominating Committee and an Executive Committee. The Audit and Nominating Committee was comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times. The Executive Committee membership was comprised of Barbara Lukavsky, Ralph Eucher, and Larry Zimpleman. During the last fiscal year, the Executive Committee did not meet.

Effective December 2007, the Fund’s board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee. Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds’ accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Funds’ financial statements; 2) the Funds’ compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Funds’ independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund management, and the Board.

Executive Committee
The Committee’s primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not is session, the Committee may exercise all powers of the Board in the management of the business of the Funds except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

Nominating and Governance Committee
The Committee’s primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Funds’ Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Operations Committee
The Committee’s primary purposes is to oversee the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and review and oversight of the Funds’ operations.

38 MANAGEMENT	Principal Investors Fund
1-800-222-5852

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2007. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Fund, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be “Interested Persons”)

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ballatine	Blake	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich	Yancey

Bond & Mortgage Securities	A	A	D	C	A	A	A	A	A
Disciplined LargeCap Blend	A	A	B	A	A	A	A	A	A
Diversified International	C	A	D	A	A	A	A	A	A
Equity Income I	A	A	C	A	A	E	A	A	A
Government & High Quality Bond	A	A	B	C	A	A	A	A	A
Income	A	A	A	C	A	A	A	A	A
Inflation Protection	A	A	A	C	A	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	A	A	A
LargeCap Growth	A	A	E	A	A	A	A	A	A
LargeCap Value	A	A	C	A	A	A	A	A	A
MidCap Blend	A	A	C	C	A	A	A	A	A
Money Market	A	B	C	C	A	E	C	A	A
Mortgage Securities	A	A	A	C	A	A	A	A	A
Partners LargeCap Blend	A	A	A	C	A	A	A	A	A
Partners LargeCap Blend I	A	A	B	A	A	A	A	A	A
Partners LargeCap Value	C	A	A	A	A	A	A	A	A
Partners MidCap Value	A	A	A	A	A	D	A	A	A
Preferred Securities	A	A	A	A	A	D	A	A	A
Principal LifeTime 2010	A	A	A	C	A	A	A	A	A
Principal LifeTime 2050	A	A	A	A	E	A	A	A	A
Real Estate Securities	C	A	A	A	A	D	A	A	A
SAM Flexible Income Portfolio	A	A	A	C	A	A	A	A	A
SAM Strategic Growth Portfolio	A	E	A	A	A	A	A	A	A
Short-Term Bond	A	A	A	C	A	A	A	A	A
Short-Term Income	A	A	A	C	A	A	A	A	A
SmallCap Blend	A	A	A	C	A	A	A	A	A
Ultra Short Bond	A	A	A	C	A	A	A	A	A
West Coast Equity	A	E	A	A	A	A	A	A	A

Total Fund Complex	E	E	E	E	E	E	C	A	A

Principal Investors Fund	MANAGEMENT 39
www.Principal.com

Directors Considered to be “Interested Persons”

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ralph C	William	Larry D
	Eucher	Papesh	Zimpleman

Disciplined LargeCap Blend	C	A	A
Diversified International	E	A	A
Equity Income I	C	E	A
Government & High Quality Bond	C	A	A
LargeCap Growth	D	A	A
LargeCap S&P 500 Index	E	A	A
MidCap Blend	E	A	A
Money Market	E	A	A
Partners LargeCap Blend	E	A	A
Partners LargeCap Blend I	C	A	A
Partners LargeCap Growth I	C	A	A
Partners LargeCap Growth II	C	A	A
Partners LargeCap Value	E	A	A
Tax-Exempt Bond	E	A	A
West Coast Equity	A	E	A

Principal Investors Fund (through participation in an employee benefit plan)

	Ralph C	William	Larry D
	Eucher	Papesh	Zimpleman

Money Market Fund	E	A	A
Principal LifeTime 2010	A	E	A
Principal LifeTime 2020	A	A	E

Total Fund Complex	E	E	E

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2007. On that date, there were 2 funds (with a total of 108 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

Director	The Fund	Fund Complex
Elizabeth Ballantine	$90,398	$105,000
Kristianne Blake*	99,013	111,833
Richard W. Gilbert	102,057	118,750
Mark A. Grimmett	92,112	107,500
Fritz Hirsch	90,784	106,000
William C. Kimball	91,033	106,000
Barbara A. Lukavsky	96,005	111,625
Daniel Pavelich*	100,185	113,167
Richard Yancey*	101,393	114,500

* Not elected as a Director until January 16, 2007.

40 MANAGEMENT	Principal Investors Fund
1-800-222-5852

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 6, 2008 the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

The following table shows as of February 6, 2008 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

% of Outstanding
Fund	Shares Owned

Bond & Mortgage Securities	0.27%
CA Insured Intermediate Municipal	0.00
CA Municipal	0.00
Disciplined LargeCap Blend	1.75
Diversified International	2.26
Equity Income I	0.00
Global Real Estate Securities	62.13
Government & High Quality Bond	0.36
High Quality Intermediate-Term Bond	0.06
High Yield	40.06
High Yield II	0.00
Income	0.00
Inflation Protection	66.22
International Emerging Markets	0.09
International Growth	29.36
LargeCap Growth	2.16
LargeCap S&P 500 Index	0.06
LargeCap Value	9.65
MidCap Blend	0.04
MidCap Growth	0.48
MidCap S&P 400 Index	0.08
MidCap Stock	0.00
MidCap Value	0.19
Money Market	3.20
Mortgage Securities	0.00
Partners Global Equity	0.00
Partners International	55.91
Partners LargeCap Blend	54.64
Partners LargeCap Blend I	0.01
Partners LargeCap Growth I	51.35
Partners LargeCap Growth II	44.53
Partners LargeCap Value	60.78
Partners LargeCap Value I	58.06
Partners LargeCap Value II	97.46
Partners MidCap Growth	53.33
Partners MidCap Growth I	91.90
Partners MidCap Growth II	92.84
Partners MidCap Value	57.91
Partners MidCap Value I	79.12
Partners SmallCap Blend	95.69
Partners SmallCap Growth I	47.26
Partners SmallCap Growth II	79.57
Partners SmallCap Growth III	41.54
Partners SmallCap Value	79.92
Partners SmallCap Value I	70.84
Partners SmallCap Value II	93.77
Preferred Securities	12.45
Principal LifeTime 2010	60.39
Principal LifeTime 2020	60.44
Principal LifeTime 2030	61.11
Principal LifeTime 2040	64.67
Principal LifeTime 2050	73.49
Principal LifeTime Strategic Income	60.19
Real Estate Securities	13.05

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 41
www.Principal.com

% of Outstanding
Fund	Shares Owned

SAM Balanced	0.29
SAM Conservative Balanced	0.47
SAM Conservative Growth	0.29
SAM Flexible Income	0.21
SAM Strategic Growth	0.16
Short-Term Bond	2.37
Short-Term Income	0.00
SmallCap Blend	12.10
SmallCap Growth	0.05
SmallCap S&P 600 Index	0.04
SmallCap Value	0.04
Tax-Exempt Bond I	0.00
Ultra Short Bond	0.02
West Coast Equity	0.00

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption “The Costs of Investing” in the prospectus for the Class A, B, and C shares.

As of January 22, 2008 each of the following owned more than 25% of the voting securities of the specified Funds:

		Percentage
Owner Name	Fund	of Ownership
Principal Lifetime 2020 Fund	Bond & Mortgage Securities Fund	28.16%
Principal Life Insurance Co	High Yield Fund	40.46
SAM Balanced Portfolio Pif	Income Fund	41.22
Principal Life Insurance Co	Inflation Protection Fund	66.66
Principal Life Insurance Co	International Growth Fund	29.87
PIF Sam Cons Growth Portfolio	MidCap Stock Fund	26.94
PIF Sam Balanced Portfolio	Mortgage Securities Fund	48.45
Principal Life Insurance Co	Partners Global Equity Fund	82.32
Principal Life Insurance Co	Partners International Fund	56.64
Principal Life Insurance Co	Partners LargeCap Blend Fund	55.26
Principal Life Insurance Co	Partners LargeCap Growth Fund I	52.04
Principal Life Insurance Co	Partners LargeCap Growth Fund II	44.75
Principal Life Insurance Co	Partners LargeCap Value Fund	61.54
Principal Life Insurance Co	Partners LargeCap Value Fund I	58.62
Principal Life Insurance Co	Partners LargeCap Value Fund II	98.55
Principal Life Insurance Co	Partners MidCap Growth Fund	53.96
Principal Life Insurance Co	Partners MidCap Growth Fund I	93.86
Principal Life Insurance Co	Partners MidCap Growth Fund II	94.00
Principal Life Insurance Co	Partners MidCap Value Fund	58.60
Principal Life Insurance Co	Partners MidCap Value Fund I	80.69
Principal Life Insurance Co	Partners SmallCap Blend Fund	96.98
Principal Life Insurance Co	Partners SmallCap Growth Fund I	48.93
Principal Life Insurance Co	Partners SmallCap Growth Fund II	80.32
Principal Life Insurance Co	Partners SmallCap Growth Fund III	42.37
Principal Life Insurance Co	Partners SmallCap Value Fund	80.98
Principal Life Insurance Co	Partners SmallCap Value Fund I	71.59
Principal Life Insurance Co	Partners SmallCap Value Fund II	95.03
Principal Life Insurance Co	Principal LifeTime 2010 Fund	60.63
Principal Life Insurance Co	Principal LifeTime 2020 Fund	60.48
Principal Life Insurance Co	Principal LifeTime 2030 Fund	61.02
Principal Life Insurance Co	Principal LifeTime 2040 Fund	64.70
Principal Life Insurance Co	Principal LifeTime 2050 Fund	73.51

42 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
Owner Name	Fund	of Ownership
Principal Life Insurance Co	Principal LifeTime Strategic Income Fund	60.23%
PIF SAM Balanced Portfolio	Short-Term Income Fund	44.74
Principal LifeTime 2010 Fund	Ultra Short Bond Fund	31.41
Principal LifeTime Strategic Income Fund	Ultra Short Bond Fund	35.99
DCGT as TTEE and/or Cust FBO the Church of God Attn NPIO Trade Desk 711 High St Des Moines IA 50309-2732	High Quality IntermediateTerm Bond Fund	26.16
National Financial Services for the Exclusive Benefit of Our Customers 200 Liberty Street New York NY 10281-1003	Money Market Fund	48.74

The address for each Principal LifeTime Fund, PIF SAM Portfolio and Principal Life Insurance Company is 711 High Street, Des Moines, IA 50392. Shares owned by the Principal LifeTime Funds or Principal Life Insurance Company must be voted in the same proportion as shares of the Funds owned by other shareholders are voted. Therefore, neither the Principal LifeTime Funds, PIF SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is “The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund.”

Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a “Majority of the Outstanding Voting Securities”). Approval of such proposals would not be controlled merely by a Principal LifeTime Fund.

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 43
www.Principal.com

As of January 22, 2008, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

	Advisors	Advisors	Advisors				Class	Class	Class	Class
Fund Name	Preferred	Select	Signature	Preferred	Select	Institutional	J	A	B	C
Bond & Mortgage Securities Fund	4592	4590	4605	4593	4591	4594	4501	4101	4201	4401
California Municipal Fund								4177	4277	4477
Disciplined LargeCap Blend	4697	4695	4619	4698	4696	4699		4192	4292	4492
Diversified International Fund	4672	4670	4617	4673	4671	4674	4508	4108	4208	4408
Equity Income Fund I						4949		4104	4204	4404
Global Real Estate Securities						4905		4131		4431
Government & High Quality Bond Fund	4612	4610	4607	4613	4611	4614	4503	4153	4253	4453
High Quality Intermediate-Term Bond Fund	4622	4620	4608	4623	4621	4624	4504
High Yield Fund						4798
High Yield Fund II						4585		4178	4278	4478
Income Fund						4586		4179	4279	4479
Inflation Protection Fund	4707	4705	4709	4708	4706	4715	4546	4154		4454
International Emerging Markets Fund	4662	4660	4616	4663	4661	4664	4507	4107	4207	4407
International Growth Fund	4812	4810	4618	4813	4811	4814	4509	4132		4432
LargeCap Growth Fund	4702	4700	4625	4703	4701	4704	4512	4112	42142	4412
LargeCap S&P 500 Index Fund	4712	4710	4626	4713	4711	4714	4513	4113		4413
LargeCap Value Fund	4722	4720	4627	4723	4721	4724	4514	4114	4214	4414
MidCap Blend Fund	4742	4740	4639	4743	4741	4749	4521	4121	4221	4421
MidCap Growth Fund	4752	4750	4645	4753	4751	4759	4522
MidCap S&P 400 Index Fund	4762	4760	4646	4763	4761	4769	4523
MidCap Stock Fund						4587		4181	4281	4481
MidCap Value Fund	4772	4770	4647	4773	4771	4774	4524
Money Market Fund	4782	4780	4648	4783	4781	4784	4525	4199	4299	4499
Mortgage Securities Fund						4807		4197	4297	4497
Partners Global Equity Fund	4857	4855	4859	4858	4856	4865
Partners International Fund	4787	4785	4649	4788	4786	4789
Partners LargeCap Blend Fund	4822	4820	4650	4823	4821	4824	4527	4127	4227	4427
Partners LargeCap Blend Fund I	4692	4690	4651	4693	4691	4694	4511	4111	4211	4411
Partners LargeCap Growth Fund I	4832	4830	4653	4833	4831	4834	4528	4128	4228	4428
Partners LargeCap Growth Fund II	4842	4840	4654	4843	4841	4844	4529	4129		4429
Partners LargeCap Value Fund	4852	4850	4655	4853	4851	4854	4530	4180	4280	4480
Partners LargeCap Value Fund I	4802	4800	4656	4803	4801	4804
Partners LargeCap Value Fund II	4779	4777	4796	4795	4778	4797
Partners MidCap Growth Fund	4872	4870	4658	4873	4871	4874	4532	4182	4282	4482
Partners MidCap Growth Fund I	4877	4875	4659	4878	4876	4879		4186		4486
Partners MidCap Growth Fund II	4718	4716	4775	4719	4717	4776
Partners MidCap Value Fund	4882	4880	4665	4883	4881	4884	4533	4183	4283	4483
Partners MidCap Value Fund I	4892	4890	4666	4893	4891	4894
Partners SmallCap Blend Fund	4887	4885	4667	4888	4886	4889
Partners SmallCap Growth Fund I	4902	4900	4668	4906	4901	4904	4534
Partners SmallCap Growth Fund II	4913	4911	4669	4914	4912	4915	4535	4185	4285	4485
Partners SmallCap Growth Fund III	4817	4815	4675	4818	4816	4819
Partners SmallCap Value Fund	4922	4920	4676	4923	4921	4924	4536
Partners SmallCap Value Fund I	4927	4925	4677	4928	4926	4935
Partners SmallCap Value Fund II	4837	4835	4678	4838	4836	4839
Preferred Securities Fund	4938	4936	4679	4939	4937	4929	4545	4195		4495
Principal LifeTime 2010 Fund	4727	4725	4628	4728	4726	4729	4515	4109		4409
Principal LifeTime 2020 Fund	4732	4730	4629	4733	4731	4734	4516	4116	4216	4416
Principal LifeTime 2030 Fund	4737	4735	4635	4738	4736	4739	4517	4117	4217	4417
Principal LifeTime 2040 Fund	4746	4744	4636	4747	4745	4748	4518	4118	4218	4418
Principal LifeTime 2050 Fund	4756	4754	4637	4757	4755	4758	4519	4119	4219	4419
Principal LifeTime Strategic Income Fund	4766	4764	4638	4767	4765	4768	4520	4123	4223	4423
Real Estate Securities Fund	4932	4930	4685	4933	4931	4934	4537	4187	4287	4487
SAM Balanced Portfolio	4846	4809	4848	4847	4845	4589	4548	4189	4289	4489
SAM Conservative Balanced Portfolio	4867	4849	4869	4868	4866	4657	4549	4190	4290	4490
SAM Conservative Growth Portfolio	4897	4895	4899	4898	4896	4799	4550	4193	4293	4493
SAM Flexible Income Portfolio	4916	4908	4918	4917	4909	4806	4552	4196	4296	4496
SAM Strategic Growth Portfolio	4946	4919	4948	4947	4945	4805	4551	4194	4294	4494
Short-Term Bond Fund	4642	4640	4615	4643	4641	4644	4506	4156		4456
Short-Term Income Fund						4588		4184		4484
SmallCap Blend Fund	4942	4940	4686	4943	4941	4944	4538	4188	4288	4488
SmallCap Growth Fund	4952	4950	4687	4953	4951	4954	4539	4175	4275	4475
SmallCap S&P 600 Index Fund	4962	4960	4688	4963	4961	4964	4540
SmallCap Value Fund	4972	4970	4689	4973	4971	4974	4541	4191	4291	4491
Tax-Exempt Bond Fund I								4106	4206	4406
Ultra Short Bond Fund	4987	4985	4989	4988	4986	4990	4547	4102		4402
West Coast Equity Fund						4808		4198	4298	4498

44 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Bond & Mortgage Securities Fund
4592	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.4
4590	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.2
4605	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.7
4594	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	25.0
4594	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	37.7
4594	LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	13.1
4594	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	18.0
4593	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	5.8
4593	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50309-2732	5.1
4593	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	70.2
4593	TRUSTAR FBO SOUTHWIRE CO SALARIED 401K PL ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	12.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 45
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4591	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.3
PIF – California Insured Intermediate Municipal Fund
4176	NFS LLC FEBO THE ROBERTSON TR DR QUINTON R ROBERTSON U/A 04/12/95 110 DEAN RD WOODSIDE CA 94062-2418	5.9
4476	NFS LLC FEBO THE SCHLESINGER FAMILY TRUST STEWART SCHLESINGER U/A 05/09/1997 12131 SKYWAY DRIVE SANTA ANA CA 92705-3133	5.1
4476	CITIGROUP GLOBAL MARKETS INC. 00164714189 333 WEST 34TH STREET – 3RD FLOOR NEW YORK NY 10001-2402	5.0
4476	FIRST CLEARING, LLC A/C 2047-7483 WILLARD & JOAN CLIFTON FAMILY LIVING TRUST 6732 W BELMONT AVE FRESNO CA 93723-9528	6.0
PIF – Disciplined LargeCap Blend Fund
4697	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	99.1
4695	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.5
4619	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	9.3
4619	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	88.1
4192	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	41.5
4699	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	6.3

46 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4699	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	15.7
4699	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	7.5
4699	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	14.9
4699	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	13.6
4699	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	14.8
4699	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	12.2
4698	PRINCIPAL TRUST COMPANY FBO ASSOCIATED BANC-CORP DEFERRED COMP PLAN ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	8.6
4698	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	78.2
4698	Principal Trust Company FBO AAS DC Plan for Key Employees ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	6.8
4696	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	100.0
PIF – Diversified International Fund
4672	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	95.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 47
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4670	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.5
4617	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
4108	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	19.2
4408	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	12.4
4674	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	29.3
4674	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	34.3
4674	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	24.0
4673	DELAWARE CHARTER GUAR & TRUST	10.6
	FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392
4673	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	82.8
4671	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.7
PIF – Equity Income Fund I
4104	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	15.0

48 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4404	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	15.3
4949	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	33.6
4949	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	36.1
4949	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	25.0
PIF – Global Real Estate Securities Fund
4131	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	8.9
PIF – Government & High Quality Bond Fund
4612	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	6.6
4612	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	89.8
4610	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.8
4607	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	96.6
4453	EDNA J BROWNLEE TR & ARTHUR E BROWNLEE III TR BROWNLEE LIVING TRUST UA MAY 12 2006 4901 S 153RD ST APT 336 OMAHA NE 68137-5049	6.0
4453	LOUISE M ABRAHAMSON TR LOUISE M ABRAHAMSON MARITAL TRUST C/O REMINGTON HTS 12606 W DODGE RD OMAHA NE 68154-2349	5.7

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 49
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4453	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	7.4
4453	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	9.0
4614	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	51.3
4614	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	18.2
4613	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	18.7
4613	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	63.7
4611	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.3
PIF – High Quality IntermediateTerm Bond Fund
4622	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	87.8
4620	DCGT AS TTEE AND/OR CUST FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	90.4
4620	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	9.3
4608	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON – QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	5.9

50 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4608	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	94.1
4623	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	44.5
4623	DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	51.3
4621	DCGT AS TTEE AND/OR CUST FBO CAPITAL CORP OF THE WEST 401 K PLAN ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	25.2
4621	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	74.8
PIF – High Yield Fund
4798	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	6.2
4798	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	18.1
4798	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	9.8
4798	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	18.0
4798	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREE DES MOINES IA 50392	40.4

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 51
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – High Yield Fund II
4178	PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FOR THE BENEFIT OF MUTUAL FUND CLIENTS MAIL STOP NJ-05-11-20 100 MULBERRY ST GATEWAY CTR 3 FL 11 NEWARK NJ 07102	20.6
4478	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	15.0
4585	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	30.3
4585	SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	6.0
4585	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	15.5
4585	SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	7.8
4585	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	14.0
PIF – Income Fund
4586	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	51.5
4586	SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	11.7
4586	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	18.2
4586	SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	18.6
PIF – Inflation Protection Fund
4707	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	87.6

52 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4705	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4709	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4154	PRIN LIFE INS CO CUST ROLLOVER IRA JOHN T CHAUCER 3716 SHADY COVE DR BIRMINGHAM AL 35243-2467	6.9
4454	ROTH TRUCKING, INC. 3171 4 MILE RD NW GRAND RAPIDS MI 49544-9401	9.5
4454	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	21.5
4454	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	22.2
4715	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	13.4
4715	LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	16.0
4715	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	69.7
4708	WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLAN ATTN DEANNA SWERTZIC 1919 DOUGLAS ST OMAHA NE 68102-1316	34.1
4708	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	47.1
4708	BANKERS TRUST COMPANY (E826) FBO PARTNER RE RESTURATION – SALARY DEFERRED PLAN ATTN DEBBIE WILLIAM 453 7TH ST DES MOINES IA 50309-4110	16.0
4706	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 53
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – International Emerging Markets Fund
4662	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	90.1
4660	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
4616	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	97.8
4664	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	6.7
4664	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	17.9
4664	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	10.0
4664	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	17.8
4664	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	12.0
4664	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	13.9
4664	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	9.6
4663	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	22.2

54 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4663	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	68.8
4661	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.0
PIF – International Growth Fund
4812	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.0
4810	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
4618	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	95.7
4132	PRINCIPAL LIFE INSURANCE CO CUST IRA OF GARY S SHULTZ 620 POWELLS VALLEY RD HALIFAX PA 17032-9662	7.5
4132	PRINCIPAL LIFE INSURANCE CO CUST IRA OF HAROLD D PRICE 5618 W 131ST TER OVERLAND PARK KS 66209-2925	11.4
4132	NFS LLC FEBO WAMU INVESTMENTS, INC. IRA ROLLOVER FBO CARROLL E WINE 4483 WINDFLOWER CT CONCORD CA 94518-1930	6.8
4132	PRINCIPAL LIFE INSURANCE CO CUST IRA OF DONALD R HESS 98 CREST CT LAKE ST LOUIS MO 63367-1623	5.5
4432	DUANE R CHRISTIAN & KIM T CHRISTIAN JTWROS 277 LADDIE DR WASHINGTON PA 15301-1332	7.6
4432	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	29.1
4432	PAULA K PRIEBE 38401 110TH ST WASECA MN 56093-4118	6.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 55
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4432	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O LAURIE A PALIGA 4105 N KEYSTONE AVE CHICAGO IL 60641-2438	6.4
4814	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	7.3
4814	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	18.9
4814	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	10.2
4814	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	18.9
4814	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	32.3
4813	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	84.6
4811	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
PIF – LargeCap Growth Fund
4702	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.9
4700	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	90.1
4700	DCGT as TTEE and/or CUST FBO Principal Financial Group Non–Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	9.9

56 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4625	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.3
4112	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	12.6
4412	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	23.2
4704	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	7.5
4704	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	7.9
4704	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	22.9
4704	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	26.1
4704	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	17.0
4703	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	29.4
4703	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	59.2
4701	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 57
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – LargeCap S&P 500 Index Fund Advisors Preferred
4712	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	76.5
4712	TRUSTAR FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	20.3
4710	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.8
4626	DELAWARE CHARTER GUARANTEE & TRUS FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904 711 HIGH STREET DES MOINES, IA 50303	100.0
4714	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	35.7
4713	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	7.1
4713	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	77.0
4713	DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	6.9
4711	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.4

58 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – LargeCap Value Fund
4722	PRINCIPAL TRUST COMPANY FBO EXEC EXCESS OF LYKES BROS INC ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	5.7
4722	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	7.9
4722	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	68.0
4722	Principal Trust Company FBO DC with D. James McDowell ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	5.7
4720	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	6.2
4720	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.8
4627	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	10.7
4627	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	89.3
4414	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	7.8
4414	MORGAN KEEGAN & COMPANY, INC. FBO TONY F. BARNETT & PAMELA C. BARNETT JTWROS 400 GA HWY 326 COMMERCE GA 30530	7.9
4414	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DAVID E VANLANDINGHAM 5000 S 169TH AVENUE CIR OMAHA NE 68135	5.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 59
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4724	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	9.8
4724	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	24.4
4724	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	14.6
4724	LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	6.4
4724	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	26.0
4724	THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61022 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	10.7
4723	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	42.1
4723	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	44.5
4721	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON – QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	34.2
4721	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	34.4
4721	NATIONWIDE TRUST COMPANY FSB FBO PARTICIPATING RETIREMENT PLANS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	31.5

60 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – MidCap Blend Fund
4742	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	83.9
4742	Principal Trust Company FBO Winn Mgt Group 2006 Def Comp Pl an Attn: Susan Saggione 1013 Centre Rd Wilmington DE 19805	5.2
4740	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.7
4639	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4749	THE FULTON COMPANY C/O FULTON FINANCIAL ADVISORS PO BOX 3215 LANCASTER PA 17604-3215	73.9
4749	FULTON FINANCIAL ADV TTEE FBO COMMUNITY SERVICES GROUP INC PO BOX 3215 LANCASTER PA 17604-3215	8.1
4743	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	32.7
4743	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	54.8
4741	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 61
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – MidCap Growth Fund
4752	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	5.4
4752	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	83.3
4750	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4645	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON – QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	6.0
4645	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	94.0
4759	WACHOVIA BANK 1525 WEST WT HARRIS BLVD NC1151 CHARLOTTE NC 28288-0001	5.2
4759	PATTERSON & CO FBO OMNIBUS C/R/R 9999999971 NC1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	5.7
4759	STATE STREET BANK & TRUST COMPANY FBO HOLLOWWAVE & CO ATTN: MASTER NOTE CONTROL PO BOX 5496 BOSTON MA 02206-5496	37.6
4759	WACHOVIA BANK, N.A. OMNIBUS REIN/REIN 9999999954 1525 WEST WT HARRIS BLVD. CHARLOTTE, NC 28288-1151	40.7
4753	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	55.4
4753	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	38.0

62 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4751	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	90.5
PIF – MidCap S&P 400 Index Fund
4762	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	91.2
4760	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.6
4646	ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO SHEET METAL WORKERS LOCAL UNION 20 PENSION 711 HIGH ST DES MOINES IA 50309-2732	9.5
4646	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	88.8
4769	DCGT as TTEE and/or CUST FBO Principal Financial Group Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	29.3
4763	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	84.4
4763	DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	8.4
4761	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 63
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – MidCap Stock Fund
4181	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	53.2
4481	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	15.4
4587	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	27.7
4587	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	37.6
4587	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	28.6
PIF – MidCap Value Fund
4772	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	81.5
4770	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON – QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	8.9
4770	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	91.1
4647	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	96.6
4773	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	32.4

64 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4773	Principal Trust Company FBO Def Comp of HDR Inc ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	53.5
4771	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
PIF – Money Market Fund
4782	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	80.9
4780	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.1
4648	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4199	PERSHING LLC AS AGENT FOR ITS CUSTOMERS ATTN CASH MANAGMENT SERVICES 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.3
4199	NATIONAL FINANCIAL SERVICES FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET NEW YORK NY 10281-1003	68.7
4784	COMPUTERSHARE INVESTOR SVCS LLC 2 N LA SALLE ST FL 3 CHICAGO IL 60602-4050	9.6
4784	WM FINANCIAL SERVICES INC MISC W/O DISTRICT A ATTN ACCOUNTING DEPARTMENT 1201 3RD AVE WMT 2035 SEATTLE WA 98101	15.0
4784	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	5.0
4784	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	15.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 65
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4784	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	9.9
4784	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	7.3
4784	WMBFA INSURANCE AGENCY INC ATTN ACCOUNTING DEPARTMENT 1201 THIRD AVE WMT 2035 SEATTLE WA 98101	31.5
4783	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.7
4783	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	53.0
4781	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.5
PIF – Mortgage Securities Fund
4807	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	53.4
4807	SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	11.6
4807	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	19.2
4807	SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	15.9

66 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners Global Equity Fund
4857	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	99.6
4855	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	68.6
4855	DCGT AS TTEE AND/OR CUST FBO VARIOUS NONQUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	31.4
4859	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	98.3
4865	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	100.0
4858	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	100.0
4856	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON - QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	37.6
4856	WOODMONT COUNTRY CLUB FBO EXEC 457 B REITREMENT PLAN OF WOODMONT CC ATTN KENNETH KINKA 1201 ROCKVILLE PIKE ROCKVILLE MD 20852-1409	5.2
4856	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	57.3

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 67
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners International Fund
4787	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	91.5
4785	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4649	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.9
4789	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.3
4789	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	6.8
4789	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.2
4789	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	59.2
4788	DELAWARE CHARTER GUARANTEE & TRUS FBO PRINCIPA FINACIAL GROUP 711 HIGH STREET DES MOINES, IA 50303	95.6
4786	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.8
4786	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON – QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	5.0

68 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners LargeCap Blend Fund
4822	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.2
4820	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.9
4650	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4427	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	8.0
4824	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	86.3
4823	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.4
4821	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.5
PIF – Partners LargeCap Blend Fund I
4692	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	92.0
4690	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.1
4651	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 69
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4411	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHARLES A TRAVIS SR 6415 PEART RD MORRIS IL 60450-9521	5.7
4411	PRINCIPAL LIFE INSURANCE CO CUST IRA MARK F OCONNOR 18 WETHERILL LN CHESTER SPRGS PA 19425-2918	7.2
4411	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	8.3
4411	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O FAYE HAGNER 6510 E YOSEMITE AVE ORANGE CA 92867-2468	5.1
4694	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	13.1
4694	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	31.4
4694	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	15.6
4694	LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	6.4
4694	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	29.4
4693	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	35.2
4693	WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLANLAS ST ATTN DEANNA SWERTZ 1919 DOUGLAS ST OMAHA NE 68102-1316	14.9
4693	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	45.6

70 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4691	WOODMONT COUNTRY CLUB FBO EXEC 457 B REITREMENT PLAN OF WOODMONT CC ATTN KENNETH KINKA 1201 ROCKVILLE PIKE ROCKVILLE MD 20852-1409	5.4
4691	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.4
PIF – Partners LargeCap Growth Fund I
4832	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.1
4830	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.3
4653	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.7
4428	EDNA J BROWNLEE TR & ARTHUR E BROWNLEE III TR BROWNLEE LIVING TRUST UA MAY 12 2006 4901 S 153RD ST APT 336 OMAHA NE 68137-5049	15.5
4428	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	5.2
4834	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.9
4834	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	7.6
4834	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.8
4834	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	58.1

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 71
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4833	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	10.3
4833	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	81.9
4831	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
PIF – Partners LargeCap Growth Fund II
4842	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.5
4840	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4654	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4129	PRINCIPAL LIFE INSURANCE CO CUST ROTH IRA OF PATRICIA M OLSON 16045 S WYANDOTTE DR OLATHE KS 66062-3935	5.9
4429	DONALD J BERNSTEIN TRANSFER ON DEATH SUBJECT TO STA TOD RULES 148 CRYSTAL KEY WAY BOYNTON BEACH FL 33426-5210	12.9
4429	PRINCIPAL LIFE INSURANCE CO CUST IRA OF PAUL S UDOWYCHENKO PO BOX 306 BELLE MEAD NJ 08502-0306	17.2
4429	PRINCIPAL LIFE INSURANCE CO CUST IRA OF ELMER R PETERS 2882 VILLA CT BETTENDORF IA 52722-7554	6.7
4429	STEPHEN W MULLEN AND PAGE F MULLEN JTWROS 131 GRAND LAGOON SHORES DR PANAMA CITY FL 32408-5107	5.8

72 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4844	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	47.6
4844	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	17.5
4844	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	14.3
4844	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	11.9
4843	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	9.6
4843	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	88.3
4841	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.7
PIF – Partners LargeCap Value Fund
4852	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.0
4850	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.5
4655	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.6
4854	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 73
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4854	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.8
4854	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	78.1
4853	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.6
4851	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.2
PIF – Partners LargeCap Value Fund I
4802	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	97.5
4800	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	90.3
4800	DCGT as TTEE and/or CUST FBO Principal Financial Group Non - Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	9.5
4656	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.6
4804	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.0
4804	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	6.9
4804	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.3

74 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4804	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	60.2
4803	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.2
4801	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	100.0
PIF – Partners LargeCap Value Fund II
4779	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	90.5
4779	California Society of CPAs FBO 457b of CA Society of CPAs ATTN Tannis Kirschenbaum 1235 Radio Road Redwood City, Ca 94065	5.4
4777	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4796	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4797	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	100.0
4795	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.5
4778	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	92.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 75
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners MidCap Growth Fund
4872	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.4
4870	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.8
4658	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4482	EDNA J BROWNLEE TR & ARTHUR E BROWNLEE III TR BROWNLEE LIVING TRUST UA MAY 12 2006 4901 S 153RD ST APT 336 OMAHA NE 68137-5049	6.3
4482	FIRST CLEARING, LLC A/C 5443-3893 FRANK P LYONS & MARY T LYONS JT TEN PO BOX 972 OLD TUXEDO ROAD	7.8
4874	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	9.8
4874	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.5
4874	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	10.4
4874	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	71.3
4873	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	20.5
4873	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	12.3

76 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4873	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	62.8
4871	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.8
PIF – Partners MidCap Growth Fund I
4877	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	94.6
4875	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.1
4875	DCGT as TTEE and/or CUST FBO Principal Financial Group Non - Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	6.9
4659	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.8
4186	JEANETTE A MEEK TR JEANETTE A MEEK FAMILY TRUST UA APRIL 25 2003 15103 AVENUE 288 VISALIA CA 93292-9669	5.4
4186	LINDA L LONNBERG-PARDINI TR LINDA L LONNBERG-PARDINI TRUST UA DEC 02 2003 1947 CHALON GLEN CT LIVERMORE CA 94550-8206	5.0
4486	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	6.5
4486	PRINCIPAL LIFE INSURANCE CO CUST IRA OF PAUL S UDOWYCHENKO PO BOX 306 BELLE MEAD NJ 08502-0306	8.7
4486	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DEBRA J SCHWANE N48W16125 LONE OAK LN MENOMONEE FLS WI 53051-7529	7.8
4486	PRINCIPAL LIFE INSURANCE CO CUST IRA OF BARBARA REED 12440 MOSS RANCH RD MIAMI FL 33156-5717	5.7

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 77
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4486	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O NORA V CLAVIJO 13428 SW 62ND ST APT I109 MIAMI FL 33183-5081	6.6
4879	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	100.0
4878	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	51.9
4878	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	46.1
4876	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.8
PIF – Partners MidCap Growth Fund II
4718	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.8
4716	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	95.1
4775	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.9
4776	PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	100.0
4719	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	31.6
4719	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	55.4

78 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4717	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	97.7
PIF – Partners MidCap Value Fund
4882	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.2
4880	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.8
4665	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	95.0
4483	EDNA J BROWNLEE TR & ARTHUR E BROWNLEE III TR BROWNLEE LIVING TRUST UA MAY 12 2006 4901 S 153RD ST APT 336 OMAHA NE 68137-5049	7.7
4483	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	6.1
4884	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	85.7
4883	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.6
4881	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 79
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners MidCap Value Fund I
4892	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.7
4890	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.9
4666	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.6
4894	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.7
4894	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	84.7
4893	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.9
4891	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	100.0
PIF – Partners SmallCap Blend Fund
4887	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.1
4885	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	12.6
4885	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	87.4

80 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4667	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4889	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	100.0
4888	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.5
4886	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
PIF – Partners SmallCap Growth Fund I
4902	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	84.5
4902	LOS ANGELES COUNTY FAIR ASSOC FBO LA COUNTY FAIR ASSOC SUP EXEC DC PLAN ATTN RAY ORTEGASO 1101 W MCKINLEY AVE POMONA CA 91768-1639	7.3
4900	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.5
4668	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4904	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	14.1
4904	LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	7.3
4904	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	21.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 81
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4904	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	56.4
4906	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	26.4
4906	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	71.2
4901	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
PIF – Partners SmallCap Growth Fund II
4913	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.3
4911	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.4
4669	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	95.8
4485	BELEVIA A GIBSON 2607 FONDULAC DR EAST PEORIA IL 61611-2222	18.0
4485	PRINCIPAL LIFE INSURANCE CO CUST IRA OF BARBARA REED 12440 MOSS RANCH RD MIAMI FL 33156-5717	5.7
4915	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	100.0
4914	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	6.3

82 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4914	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	88.5
4912	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.7
PIF – Partners SmallCap Growth Fund III
4817	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	94.9
4815	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4675	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4819	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	8.1
4819	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	20.7
4819	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	8.0
4819	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	15.1
4819	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	43.3
4818	DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST A RKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	46.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 83
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4818	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	50.5
4816	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	100.0
PIF – Partners SmallCap Value Fund
4922	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.5
4920	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	12.5
4920	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	87.5
4676	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4924	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	100.0
4923	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.8
4921	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0

84 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Partners SmallCap Value Fund I
4927	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.5
4925	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4677	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.7
4935	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.7
4935	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	8.5
4935	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	82.8
4928	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	91.3
4926	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.2
PIF – Partners SmallCap Value Fund II
4837	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.3
4835	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 85
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4678	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4839	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	99.2
4838	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.4
4836	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	96.9
PIF – Preferred Securities Fund
4938	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	95.6
4936	IRWIN HOLDINGS COMPANY AND AFFILIAT FBO SUPPLEMENTAL EXEC RET PLAN OF IRWIN HOLDINGS COMPANY AND AFFI ATTN KAREN WILLIAMSON 1580 W CARSON ST LONG BEACH CA 90810-1455	5.0
4936	DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	93.5
4679	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.7
4195	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	33.0
4495	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	65.3
4929	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	11.3

86 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4929	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	19.5
4929	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.3
4929	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	13.7
4929	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	14.9
4929	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	13.7
4929	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	5.7
4939	WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLAN ATTN DEANNA SWERTZIC 1919 DOUGLAS ST OMAHA NE 68102-1316	31.0
4939	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	63.9
4937	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	95.6
PIF – Principal LifeTime 2010 Fund
4727	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.8
4725	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 87
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4628	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.7
4109	PRINCIPAL LIFE INSURANCE CO CUST IRA DOMENICK J YEZZI JR 4 CREEKWOOD CV N LITTLE ROCK AR 72116-6394	5.5
4409	PRINCIPAL LIFE INSURANCE CO CUST IRA OF HENLEY W JOHNS 32180 AUGUSTA DR AVON LAKE OH 44012-2710	14.0
4729	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	97.6
4728	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.9
4726	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.2
PIF – Principal LifeTime 2020 Fund
4732	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.8
4730	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
4629	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.3
4734	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	97.5
4733	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.8

88 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4731	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.3
PIF – Principal LifeTime 2030 Fund
4737	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.2
4735	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.4
4635	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.8
4739	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	96.8
4738	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.3
4736	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.8
PIF – Principal LifeTime 2040 Fund
4746	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.4
4744	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.3

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 89
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4636	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	99.2
4418	NFS LLC FEBO JACQUELINE F BUNDY TOD ON FILE 22543 BERDON ST WOODLAND HILLS CA 91367-4409	7.1
4748	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	96.6
4747	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.9
4745	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.9
PIF – Principal LifeTime 2050 Fund
4756	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.4
4754	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.1
4637	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	98.6
4219	NFS LLC FEBO NFS/FMTC IRA FBO DONALD J BOHANNON 7430 COLONIAL CT SANFORD FL 32771-9744	7.6
4219	PRINCIPAL LIFE INS CO CUST IRA CAROL V NOLAN 607 MOURNING DOVE CIR LAKE MARY FL 32746-3933	6.1
4419	PERSHING LLC P. O. BOX 2052 JERSEY CITY NJ 07303-2052	6.3

90 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4758	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	98.0
4757	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.2
4755	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.4
PIF – Principal LifeTime Strategic Income Fund
4766	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.7
4764	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.5
4638	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0
4123	PRINCIPAL LIFE INSURANCE CO CUST IRA OF RONALD O KRIEGER 520 BRYAN DR SAINT LOUIS MO 63122-3647	5.4
4123	PRINCIPAL LIFE INSURANCE CO CUST IRA OF THOMAS J SONDAG 2258 TAMARACK DR DOWNERS GROVE IL 60515-4262	20.1
4223	PRINCIPAL LIFE INSURANCE CO CUST IRA MARY T FLANNERY 217 E GRAVERS LN PHILA PA 19118-2802	5.6
4223	DELORES E BUHRMAN TRANSFER ON DEATH SUBJECT TO STA TOD RULES 514 MILLER ST HOLDREGE NE 68949-2057	5.7
4223	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DELORES E BUHRMAN 514 MILLER ST HOLDREGE NE 68949-2057	7.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 91
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4223	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	7.7
4223	NFS LLC FEBO LARRY ANDERSON DDS PA DEFINED BENEF LARRY ANDERSON TTEE U/A 12/12/02 877 111TH AVE N STE 3 NAPLES FL 34108-1853	8.8
4223	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	5.7
4423	PRINCIPAL LIFE INSURANCE CO CUST IRA OF ROBERT C CORE 420 N MICHIGAN ST LAKE CITY IA 51449-1059	5.2
4423	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O RONALD R THOMAS 2904 ABERCORN DR LAS VEGAS NV 89134-7440	20.8
4768	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	98.7
4767	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	93.6
4765	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.4
PIF – Real Estate Securities Fund
4932	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	74.5
4932	TRUSTAR FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	20.1
4930	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.5

92 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4685	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	96.0
4487	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O ROBERT A COGBURN RR 2 BOX 168 CHEYENNE OK 73628-9652	9.6
4934	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	10.0
4934	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	17.0
4934	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	5.3
4934	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	12.2
4934	PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	18.7
4934	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	8.7
4934	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	10.8
4934	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	6.7
4933	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.2
4933	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	75.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 93
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4933	DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	5.6
4931	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.9
PIF – SAM Balanced Portfolio
4846	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	99.7
4809	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	77.9
4848	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	73.7
4848	ORANGEWOOD CHILDRENS FOUNDATION FBO EXEC 457B OF ORANGEWOOD CHILD FDN ATTN JAMI SMITH 1575 E 17TH ST SANTA ANA CA 92705-8506	7.0
4548	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O GEORGE E MANDALOS 19 SAGE DR MANCHESTER CT 06042-2241	7.0
4548	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DELORIES VON GEMMINGEN 13037 RIDGEVIEW DR ANCHORAGE AK 99516-3107	5.4
4589	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	99.9
4847	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	5.8
4847	PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	90.1

94 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4845	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	99.2
PIF – SAM Conservative Balanced Portfolio
4867	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	98.3
4849	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	82.7
4869	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	82.6
4549	PRINCIPAL LIFE INSURANCE CO CUST IRA OF THOMAS SHEEDY 2712 FLORENCE PL SACRAMENTO CA 95818-3123	5.4
4549	PRINCIPAL LIFE INSURANCE CO CUST IRA CHAD A PHILLIPS 10911 FM 523 RD ANGLETON TX 77515-8637	5.8
4549	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O PAUL P FINAZZO 212 ALBATROSS WAY KISSIMMEE FL 34758-2101	8.0
4549	PRINCIPAL LIFE INSURANCE CO CUST IRA R/O BOB SCHWEIKHARDT 7906 WILTSE CT FONTANA CA 92336-3937	6.0
4657	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	99.5
4868	PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	23.5
4868	PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	63.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 95
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4866	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	34.1
4866	BANK OF IRELAND US GROUP FBO LT INCENTIVE PLAN OF BANK OF IREELAND ATTN DIANE MORRISON 282 ROUTE 101 LIBERTY PARK #15 AMHERST NH 03031	65.3
PIF – SAM Conservative Growth Portfolio
4897	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	98.8
4895	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	98.0
4899	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	76.9
4899	ORANGEWOOD CHILDRENS FOUNDATION FBO EXEC 457B OF ORANGEWOOD CHILD FDN ATTN JAMI SMITH 1575 E 17TH ST SANTA ANA CA 92705-8506	14.9
4799	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	99.9
4898	AMT- THE ASSOCIATION OF MANUFACTURI FBO 457B AND 457F PLANS ATTN LINDA MONTFORT 7901 WESTPARK DR MCLEAN VA 22102-4206	10.8
4898	PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	54.1
4896	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	99.6

96 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – SAM Flexible Income Portfolio
4916	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	96.9
4908	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	90.0
4918	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	42.2
4552	PRINCIPAL LIFE INSURANCE CO CUST IRA OF THOMAS F WAGNER 320 ELBRIDGE AVE COVERDALE CA 93425	18.6
4552	PRINCIPAL LIFE INSURANCE CO CUST CONDUIT IRA OF TOM YIH KANG 12545 NORTHAMPTON CT SARATOGA CA 95070-4004	6.7
4552	PRINCIPAL LIFE INSURANCE CO CUST IRA OF PENNEY HERREL-MCCORMICK 3465 ROUTE 55 PAWLING NY 12564-2238	6.0
4552	PRINCIPAL LIFE INSURANCE CO CUST IRA OF JOSEPH PRICHARD 4228 CALIFORNIA AVE CARMICHAEL CA 95608-2455	8.1
4552	PRINCIPAL LIFE INSURANCE CO CUST IRA OF ELLEN M VILLANUEVA 5889 CHANDONNET DR MUSKEGON MI 49444-7805	8.2
4552	PRINCIPAL LIFE INS CO CUST IRA OF KRISTINA GOODRICH 141 PEYTON RD STERLING VA 20165-5605	9.1
4552	ERIC A APEL 3126 MANZANITA CT RICHMOND CA 94806-5733	5.8
4806	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	6.2
4806	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	40.0
4806	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	49.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 97
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4917	PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	37.5
4917	PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	51.7
4909	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	96.6
PIF – SAM Strategic Growth Portfolio
4946	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	98.2
4919	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	87.2
4948	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	97.0
4805	PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	99.1
4947	PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	44.5
4947	PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	33.5
4945	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	99.1

98 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Short-Term Bond Fund
4642	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	11.2
4642	TRUSTAR FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON DE 19899-8963	85.7
4640	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4615	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	96.9
4456	PRINCIPAL LIFE INSURANCE CO CUST IRA RONALD D MOON 2171 BELMONT DR ANCHORAGE AK 99517-1353	11.0
4643	PRINCIPAL TRUST COMPANY TTEE FBO LION APPAREL ,NQ DEF COMP PL ATTN: SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON, DE 19805-1265	6.1
4643	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	79.9
4643	PRINCIPAL TRUST COMPANY FBO GEISINGER SYS SVC SEVERANCE PL N ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON, DE 19805	5.7
4641	DCGT AS TTEE AND/OR CUST FBO CAPITAL CORP OF THE WEST 401 K PLAN ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	58.4
4641	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	10.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 99
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4641	DCGT as TTEE and/or CUST FBO Principal Financial Group Quali fied FIA Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	31.4
PIF – Short-Term Income Fund
4184	LYONS TOWNSHIP SCHOOLS ATTN ROBERT G HEALY SCHOOL TREASURER 930 BARNSDALE RD LA GRANGE PK IL 60526-1604	6.9
4484	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.8
4588	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	49.2
4588	SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	10.0
4588	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	14.9
4588	SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	20.6
4588	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	5.2
PIF – SmallCap Blend Fund
4942	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	88.8
4940	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
4686	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	100.0

100 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4488	PRINCIPAL LIFE INSURANCE CO CUST IRA OF GARY D STROUP 840 CORTEZ ST DENVER CO 80221-3561	5.4
4944	THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61022 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	12.2
4944	PRINCIPAL TRUST FOR LIFE INS BENEFITS FOR EE’S 61006 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	6.8
4944	PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD 61009 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	10.5
4944	THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61021 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	62.6
4943	BANKERS TRUST COMPANY FBO NQ EXCESS PLAN OF DENKOR ATTN: DEBBIE WILLIAMS 453 7TH ST DES MOINES IA 50309-4110	6.2
4943	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	58.4
4943	Principal Trust Company FBO Exec NQ Excess of Keller Founda tion Attn: Susan Saggione 1013 Centre Rd Wilmington DE 19805	6.8
4941	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0
PIF – SmallCap Growth Fund
4952	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.9
4950	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 101
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4687	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	94.3
4175	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	52.0
4475	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	7.0
4475	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	6.9
4954	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	30.4
4954	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	33.7
4954	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	23.2
4953	GE CAPITAL REAL ESTATE FBO GE CAP REAL ESTATE SAVINGS PLAN ATTN NANCY LANHAM 16479 DALLAS PKWY STE 500 ADDISON TX 75001-6852	6.7
4953	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	92.7
4951	DCGT as TTEE and/or CUST FBO Various Qualifed Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	100.0
PIF – SmallCap S&P 600 Index Fund
4962	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	95.2
4960	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.7

102 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

4688	ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO SHEET METAL WORKERS LOCAL UNION 20 PENSION 711 HIGH ST DES MOINES IA 50309-2732	12.5
4688	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	86.4
4964	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	18.3
4964	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	33.5
4964	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	9.0
4964	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	18.2
4963	DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	7.0
4963	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	86.7
4961	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	98.6
PIF – SmallCap Value Fund
4972	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	96.2
4970	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 103
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4689	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS 711 HIGH STREET DES MOINES, IA 50303	96.3
4491	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	15.7
4974	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	7.0
4974	LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	17.9
4974	LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	6.9
4974	LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	13.1
4974	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	12.7
4974	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	16.0
4974	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	13.3
4973	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	88.3
4971	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.9

104 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund/Class		Percentage of
Number	Name and Address	Ownership

PIF – Tax-Exempt Bond Fund I
4406	PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	5.8
4406	MG TRUST COMPANY CUST FBO STEPHEN C DOMBROVSKI SOLO K 700 17TH ST STE 300 DENVER CO 80202-3531	7.3
4406	LPL FINANCIAL SERVICES A/C 1089-6851 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	13.6
PIF – Ultra Short Bond Fund
4987	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	97.8
4985	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	99.6
4102	WELLS FARGO INVESTMENTS LLC A/C 3943-2331 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	5.0
4402	BENNETT B STRAHAN 6131 FALLS OF NEUSE RD STE 300 RALEIGH NC 27609-3518	5.2
4402	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	33.8
4402	MARLENE J FINDLAY 450 N KROCKS RD UNIT 346 ALLENTOWN PA 18106-8919	5.6
4990	LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	44.1
4990	LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	50.5
4988	H&R BLOCK FINANCIAL ADVISORS A/C 7073-6099 THE DIME BUILDING 719 GRISWOLD ST STE 1700 DETROIT MI 48226-3318	5.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 105
www.Principal.com

Fund/Class		Percentage of
Number	Name and Address	Ownership

4988	DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	94.8
PIF – West Coast Equity Fund
4198	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	30.7
4808	SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	31.1
4808	SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	36.5
4808	SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	28.0

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Fund(s):	Partners LargeCap Value and Partners SmallCap Growth I
Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s):	Partners LargeCap Growth II and Partners LargeCap Value II
Sub-Advisor:	American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s):	Partners SmallCap Value
Sub-Advisor:	Ark Asset Management Co., Inc. (“Ark Asset”) is an independent, 100% employee owned investment management firm. Ark Asset’s offices are located at 125 Broad Street, New York, NY 10004.

106 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

Fund(s):	MidCap Value
Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s):	LargeCap Growth, MidCap Growth, and Partners SmallCap Growth III
Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Fund(s):	Partners SmallCap Value II
Sub-Advisor:	Dimensional Fund Advisors Inc. (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.
Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.
Sub-Advisor:	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Fund(s):	Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity
Sub-Advisor:	Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Fund(s):	Partners SmallCap Growth Fund II
Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.
Sub-Advisor:	Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Fund(s):	Partners LargeCap Blend I and Partners MidCap Value I
Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

Fund(s):	High Yield, Partners Global Equity and Partners SmallCap Value I
Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 107
www.Principal.com

Fund(s):	Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Fund(s):	Partners SmallCap Growth III
Sub-Advisor:	Mazama Capital Management, Inc. (“Mazama”) is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

Fund(s):	Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

Fund(s):	California Municipal and Tax-Exempt Bond I
Sub-Advisor:	Morgan Stanley Investment Management Inc. d/b/a Van Kampen (”Van Kampen”), 522 Fifth Avenue, New York, NY 10036, acts as sub-advisor to the California Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Fund(s):	Partners MidCap Value
Sub-Advisor:	Neuberger Berman Management, Inc. (“Neuberger Berman”) is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.
Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, and Ultra Short Bond Funds.
Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392. It has other primary asset management offices in New York, London, Sydney and Singapore.

108 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

Fund(s):	High Yield
Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.
Sub-Advisor:	Lehman Brothers Asset Management LLC (“Lehman Brothers”), 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

Fund(s):	Global Real Estate Securities and Real Estate Securities
Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

Fund(s):	Partners International
Sub-Advisor:	Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company) (“Pyramis”) is the Sub-Advisor. Pyramis’s address is 53 State Street, Boston, MA 02109.

Fund(s):	Preferred Securities
Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

Fund(s):	Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s):	Partners MidCap Growth
Sub-Advisor:	Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s):	Partners MidCap Growth II
Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.
Sub-Advisor:	MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West 57th Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

Fund(s):	Partners LargeCap Value I
Sub-Advisor:	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 109
www.Principal.com

The Sub-Sub-Advisors
PGI, has entered into a sub-sub-advisory agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Funds’ assets allocated to it consistent with the Funds’ investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by the Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreement, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or PGI is named below, together with the capacities in which such person is affiliated:

Name	Office Held With The Fund	Office Held With Principal/PGI
Craig L Bassett	Treasurer	Treasurer (Principal); Vice President and Treasurer (PGI)
Michael J. Beer	Executive Vice President and Chief Financial Officer	Director, Executive Vice President and Chief Operating Officer (Principal) Mutual Funds
Randy L. Bergstrom	Assistant Tax Counsel	Counsel (PGI)
David J. Brown	Chief Compliance Officer	Officer Senior Vice President (Principal)
Jill R. Brown	Senior Vice President	Senior Vice President (Principal)
Ralph C. Eucher	Director, President and CEO	Director and President (Principal)
Stephen G. Gallaher	Assistant Counsel	2nd Vice President and Assistant General Counsel (Principal)
Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer (Principal)
Patrick A. Kirchner	Assistant Counsel	Counsel (Principal); Counsel (PGI)
Carolyn Kolks	Assistant Tax Counsel	Counsel (PGI)
Sarah J. Pitts	Assistant Counsel	Counsel (Principal)
Layne A. Rasmussen	Vice President and Controller	Vice President and Controller (Principal) Mutual Funds
Michael D Roughton	Counsel	Senior Vice President and Counsel (Principal); Vice President and Assosciate General Counsel (PGI)
Adam U. Shaikh	Assistant Counsel	Counsel (Principal)
Dan L. Westholm	Assistant Treasurer	Director - Treasury (Principal)
Beth C. Wilson	Vice President and Secretary	Vice President (Principal)
Larry D. Zimpleman	Director and Chairman of the Board	Director and Chairman of the Board (Principal); Director (PGI)

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors, the Distributor and Princor have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal

110 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, the Distributor, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the Fund.

Fees Paid to the Manager
Principal is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was:

Bond & Mortgage Securities Fund	0.52%
California Municipal Fund	0.50
Disciplined LargeCap Blend Fund	0.56
Diversified International Fund	0.87
Equity Income Fund I	0.51
Global Real Estate Securities Fund	0	.90(1)
Government & High Quality Bond Fund	0.40
High Quality Intermediate-Term Bond Fund	0.40
High Yield Fund	0.65
High Yield Fund II	0.52
Income Fund	0.50
Inflation Protection Fund	0.40
International Emerging Markets Fund	1.19
International Growth Fund	0.97
LargeCap Growth Fund	0	.60(3)
LargeCap S&P 500 Index Fund	0.15
LargeCap Value Fund	0.44
MidCap Blend Fund	0.64
MidCap Growth Fund	0.65
MidCap S&P 400 Index Fund	0.15
MidCap Stock Fund	0.75
MidCap Value Fund	0.65
Money Market Fund	0.38
Mortgage Securities Fund	0.50
Partners Global Equity Fund	0.95
Partners International Fund	1.08
Partners LargeCap Blend Fund	0.74
Partners LargeCap Blend Fund I	0.44
Partners LargeCap Growth Fund I	0.73
Partners LargeCap Growth Fund II	0	.99(2)
Partners LargeCap Value Fund	0.76
Partners LargeCap Value Fund I	0.79
Partners LargeCap Value Fund II	0.85
Partners MidCap Growth Fund	1	.00(2)
Partners MidCap Growth Fund I	1.00
Partners MidCap Growth Fund II	1.00
Partners MidCap Value Fund	0.99%
Partners MidCap Value Fund I	0.99
Partners SmallCap Blend Fund	1.00
Partners SmallCap Growth Fund I	1.10
Partners SmallCap Growth Fund II	0.99
Partners SmallCap Growth Fund III	1.10
Partners SmallCap Value Fund	1.00
Partners SmallCap Value Fund I	1.00
Partners SmallCap Value Fund II	1.00
Preferred Securities Fund	0.74
Principal LifeTime 2010 Fund	0.1225
Principal LifeTime 2015 Fund		N/A(4)
Principal LifeTime 2020 Fund	0.1225
Principal LifeTime 2025 Fund		N/A(4)
Principal LifeTime 2030 Fund	0.1225
Principal LifeTime 2035 Fund		N/A(4)
Principal LifeTime 2040 Fund	0.1225
Principal LifeTime 2045 Fund		N/A(4)
Principal LifeTime 2050 Fund	0.1225
Principal LifeTime 2055 Fund		N/A(4)
Principal LifeTime Strategic Income Fund	0.1225
Real Estate Securities Fund	0.83
SAM Balanced Portfolio	0.31
SAM Conservative Balanced Portfolio	0.31
SAM Conservative Growth Portfolio	0.31
SAM Flexible Income Portfolio	0.31
SAM Strategic Growth Portfolio	0.31
Short-Term Bond Fund	0.40
Short-Term Income Fund	0.49
SmallCap Blend Fund	0.75
SmallCap Growth Fund	0.75
SmallCap S&P 600 Index Fund	0.15
SmallCap Value Fund	0.75
Tax-Exempt Bond Fund I	0.50
Ultra Short Bond Fund	0.40
West Coast Equity Fund	0.48

(1)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

(2)	Effective October 31, 2007, the Fund’s management fees were decreased.

(3)	Effective January 16, 2007, the Fund’s management fees were increased.

(4)	Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2015 Fund	0.1225%	0.1125%
Principal LifeTime 2025 Fund	0.1225	0.1125
Principal LifeTime 2035 Fund	0.1225	0.1125
Principal LifeTime 2045 Fund	0.1225	0.1125
Principal LifeTime 2055 Fund	0.1225	0.1125

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 111
www.Principal.com

The management fee schedules for the Funds are as follows:

	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Disciplined LargeCap Blend	0.60%	0.58%	0.56%	0.55%
Global Real Estate Securities	0.90	0.88	0.86	0.85
Government & High Quality Bond	0.40	0.38	0.36	0.35
High Quality Intermediate-Term Bond	0.40	0.38	0.36	0.35
High Yield	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
LargeCap S&P 500 Index	0.15	0.15	0.15	0.15
LargeCap Value	0.45	0.43	0.41	0.40
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap S&P 400 Index	0.15	0.15	0.15	0.15
MidCap Value	0.65	0.63	0.61	0.60
Partners Global Equity	0.95	0.93	0.91	0.90
Partners International	1.10	1.08	1.06	1.05
Partners LargeCap Blend	0.75	0.73	0.71	0.70
Partners LargeCap Blend I	0.45	0.43	0.41	0.40
Partners LargeCap Growth I	0.75	0.73	0.71	0.70
Partners LargeCap Growth II	0.95	0.93	0.91	0.90
Partners LargeCap Value I	0.80	0.78	0.76	0.75
Partners LargeCap Value II	0.85	0.83	0.81	0.80
Partners MidCap Growth	1.00	0.96	0.94	0.92
Partners MidCap Growth I	1.00	0.98	0.96	0.95
Partners MidCap Growth II	1.00	0.98	0.96	0.95
Partners MidCap Value	1.00	0.98	0.96	0.95
Partners MidCap Value I	1.00	0.98	0.96	0.95
Partners SmallCap Blend	1.00	0.98	0.96	0.95
Partners SmallCap Growth I	1.10	1.08	1.06	1.05
Partners SmallCap Growth II	1.00	0.98	0.96	0.95
Partners SmallCap Growth III	1.10	1.08	1.06	1.05
Partners SmallCap Value	1.00	0.98	0.96	0.95
Partners SmallCap Value I	1.00	0.98	0.96	0.95
Partners SmallCap Value II	1.00	0.98	0.96	0.95
Preferred Securities	0.75	0.73	0.71	0.70
Real Estate Securities	0.85	0.83	0.81	0.80
Short-Term Bond	0.40	0.38	0.36	0.35
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap S&P 600 Index	0.15	0.15	0.15	0.15
SmallCap Value	0.75	0.73	0.71	0.70
Tax-Exempt Bond I	0.50	0.48	0.46	0.45
Ultra Short Bond	0.40	0.39	0.38	0.37

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2010	0.1225%	0.1125%
Principal LifeTime 2015	0.1225	0.1125
Principal LifeTime 2020	0.1225	0.1125
Principal LifeTime 2025	0.1225	0.1125
Principal LifeTime 2030	0.1225	0.1125
Principal LifeTime 2035	0.1225	0.1125
Principal LifeTime 2040	0.1225	0.1125
Principal LifeTime 2045	0.1225	0.1125
Principal LifeTime 2050	0.1225	0.1125
Principal LifeTime 2055	0.1225	0.1125
Principal LifeTime Strategic Income	0.1225	0.1125

112 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Partners LargeCap Value	0.80	0.78	0.76	0.75	0.73	0.70

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

	First $1.0	Over $1.0
Fund	billion	billion
California Municipal	0.50%	0.45%

	First $250	Next $250	Over $500
Fund	million	million	million
Equity Income I	0.60%	0.55%	0.50%

	First $250	Over $250
Fund	million	million
High Yield II	0.625%	0.500%

	First $2	Over $2
Fund	billion	billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

	First $1	Next $1	Next $1	Over $3
Fund	billion	billion	billion	billion
MidCap Stock	0.75%	0.70%	0.65%	0.60%

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

	First $500	Next $500	Over $1
Fund	million	million	billion
West Coast Equity	0.625%	0.500%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced Portfolio*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25

*	Breakpoints based on aggregate SAM Portfolio net assets

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Portfolio accounting services are provided to each Fund at cost, under the terms of the Management Agreement.

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 113
www.Principal.com

Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J, S and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund’s expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

						Institutional
	Class A	Class B	Class C		Class J	Class	Expiration
Bond & Mortgage Securities Fund	0.94%	1.60%	1.75	%*	N/A	N/A	6/30/2009
Disciplined LargeCap Blend Fund	N/A	N/A	1.82		N/A	N/A	2/28/2009
Diversified International Fund	N/A	N/A	2.08		N/A	N/A	2/28/2009
Global Real Estate Securities Fund	1.45	N/A	2.20		N/A	0.95%	2/28/2009
Government & High Quality Bond Fund	N/A	N/A	1.65		N/A	N/A	2/28/2009
Income Fund	0.90	1.64	1.65		N/A	N/A	2/28/2009
Inflation Protection Fund	0.90	N/A	1.65		1.15%	N/A	2/28/2009
International Emerging Markets Fund	N/A	N/A	2.80		N/A	N/A	2/28/2009
International Growth Fund	1.60	N/A	2.35		N/A	N/A	2/28/2009
LargeCap Growth Fund	1.28	2.26	2.03		N/A	N/A	2/28/2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30		N/A	N/A	2/28/2009
LargeCap Value Fund	N/A	N/A	1.70		N/A	N/A	2/28/2009
MidCap Blend Fund	1.02	1.32	1.95	*	N/A	N/A	6/30/2008
Money Market Fund	N/A	N/A	1.79		N/A	N/A	2/28/2009
Mortgage Securities Fund	0.91	1.65	1.63		N/A	N/A	2/28/2009
Partners LargeCap Blend Fund	N/A	N/A	2.20		N/A	N/A	2/28/2009
Partners LargeCap Blend Fund I	N/A	N/A	1.90		N/A	N/A	2/28/2009
Partners LargeCap Growth Fund I	N/A	N/A	2.20		N/A	N/A	2/28/2009
Partners LargeCap Growth Fund II	1.70	N/A	2.45		1.75	N/A	2/28/2009
Partners LargeCap Value Fund	N/A	N/A	2.25		N/A	N/A	2/28/2009
Partners MidCap Growth Fund	1.75	2.50	2.50		N/A	N/A	2/28/2009
Partners MidCap Growth Fund I	1.75	N/A	2.50		N/A	N/A	2/28/2009
Partners MidCap Value Fund	1.75	2.50	2.50		N/A	N/A	2/28/2009
Partners SmallCap Growth Fund II	1.95	2.70	2.70		N/A	N/A	2/28/2009
Preferred Securities Fund	1.00	N/A	1.75		N/A	N/A	2/28/2009
Principal LifeTime 2010 Fund	0.50	N/A	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2015 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2020 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2025 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2030 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2035 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2040 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2045 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2050 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2055 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime Strategic Income Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Real Estate Securities Fund	1.28	2.08	1.98		N/A	N/A	2/28/2009
SAM Balanced Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Conservative Balanced Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Conservative Growth Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Flexible Income Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Strategic Growth Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
Short-Term Bond Fund	N/A	N/A	1.70		N/A	N/A	2/28/2009
Short-Term Income Fund	0.95	N/A	1.67		N/A	N/A	2/28/2009
SmallCap Blend Fund	N/A	N/A	2.20		N/A	N/A	2/28/2009
SmallCap Growth Fund	N/A	2.57	2.21		N/A	N/A	2/28/2009
SmallCap Value Fund	1.35	2.29	2.08		N/A	N/A	2/28/2009
Tax-Exempt Bond Fund I	0.76	1.15	1.65		N/A	N/A	2/28/2009
Ultra Short Bond Fund	N/A	N/A	1.50		N/A	N/A	2/28/2009

* Expires 2/28/2009

114 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

	Advisors		Advisors
	Preferred	Preferred	Select	Select	Advisors
	Class	Class	Class	Class	Signature Class	Expiration

Principal LifeTime 2015 Fund	0.7425%	0.4325%	0.9225%	0.5525%	1.0525%	2/28/2009
Principal LifeTime 2025 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2035 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2045 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2055 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009

Fees paid for investment management services during the periods indicated were as follows:

	Management Fees
	for Periods Ended October 31
Fund	2007		2006	2005

Bond & Mortgage Securities Fund	$11,828		$8,920	$5,132
California Municipal Fund	1,934		2,007	2,102
Disciplined LargeCap Blend Fund	17,159		5,236	2,485
Diversified International Fund	17,026		5,968	2,284
Equity Income Fund I	22,206		16,718	10,507
Global Real Estate Securities Fund	4	(3)
Government & High Quality Bond Fund	1,519		1,617	917
High Quality Intermediate-Term Bond Fund	643		497	371
High Yield Fund	1,155		545	245	(1)
High Yield Fund II	7,857		4,846	4,228
Income Fund	6,033		6,152	5,931
Inflation Protection Fund	1,355		376	153	(1)
International Emerging Markets Fund	10,244		2,932	1,077
International Growth Fund	17,585		9,967	5,445
LargeCap Growth Fund	19,226		4,311	1,767
LargeCap S&P 500 Index Fund	1,588		1,241	949
LargeCap Value Fund	3,539		2,853	1,282
MidCap Blend Fund	5,662		4,991	2,079
MidCap Growth Fund	227		175	124
MidCap S&P 400 Index Fund	311		208	121
MidCap Stock Fund	7,000		6,864	6,140
MidCap Value Fund	981		851	655
Money Market Fund	7,761		2,598	1,601
Mortgage Securities Fund	8,378		8,890	8,599
Partners Global Equity Fund	320		199	69	(2)
Partners International Fund	16,318		7,962	4,289
Partners LargeCap Blend Fund	7,589		6,464	5,180
Partners LargeCap Blend Fund I	3,051		958	409
Partners LargeCap Growth Fund I	11,086		7,298	6,070
Partners LargeCap Growth Fund II	7,650		8,533	5,283
Partners LargeCap Value Fund	20,707		16,315	12,193
Partners LargeCap Value Fund I	6,816		3,271	1,151
Partners LargeCap Value Fund II	2,168		1,812	896	(1)
Partners MidCap Growth Fund	5,769		4,511	1,616
Partners MidCap Growth Fund I	2,884		2,750	2,011
Partners MidCap Growth Fund II	5,880		5,490	2,330	(1)
Partners MidCap Value Fund	7,552		6,294	4,369
Partners MidCap Value Fund I	9,572		6,531	4,267
Partners SmallCap Blend Fund	2,039		2,430	2,040
Partners SmallCap Growth Fund I	1,692		1,303	1,142
Partners SmallCap Growth Fund II	6,638		5,836	3,800
Partners SmallCap Growth Fund III	3,237		2,123	764
Partners SmallCap Value Fund	2,532		3,085	3,095
Partners SmallCap Value Fund I	4,891		3,377	1,934
Partners SmallCap Value Fund II	4,007		3,353	1,472
Preferred Securities Fund	4,970		3,696	2,067
Principal LifeTime 2010 Fund	1,757		1,004	549
Principal LifeTime 2020 Fund	3,388		1,781	861
Principal LifeTime 2030 Fund	2,855		1,469	728
Principal LifeTime 2040 Fund	1,385		649	293

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 115
www.Principal.com

	Management Fees
	for Periods Ended October 31
Fund	2007	2006	2005

Principal LifeTime 2050 Fund	592	304	132
Principal LifeTime Strategic Income Fund	614	419	265
Real Estate Securities Fund	13,650	8,663	4,925
SAM Balanced Portfolio	14,834	14,339	22,943
SAM Conservative Balanced Portfolio	2,020	2,021	3,474
SAM Conservative Growth Portfolio	12,204	11,566	18,482
SAM Flexible Income Portfolio	2,560	2,937	6,145
SAM Strategic Growth Portfolio	7,575	6,956	11,040
Short-Term Bond Fund	1,015	793	394
Short-Term Income Fund	1,104	1,247	1,318
SmallCap Blend Fund	2,637	2,376	1,294
SmallCap Growth Fund	2,801	298	221
SmallCap S&P 600 Index Fund	656	510	310
SmallCap Value Fund	3,802	1,237	654
Tax-Exempt Bond Fund I	1,465	992	1,086
Ultra Short Bond Fund	876	856	324
West Coast Equity Fund	8,844	8,647	7,293

(1)	Period from December 29, 2004 (date operations commenced) through October 31, 2005.

(2)	Period from March 1, 2005 (date operations commenced) through October 31, 2005.

(3)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

116 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

Sub-Advisory Agreements for the Funds

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:

•	Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
•	Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and
•	assets of the Principal Variable Contracts Fund, Inc. - Balanced Account.

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a)	Principal Life non-registered separate account sub-advised by PGI and
b)	Principal Life sponsored mutual fund sub-advised by PGI.

PGI Sub-Advised Funds
	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$5 billion	$1 billion	$4 billion	$10 billion
Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, Short-Term Bond, and Ultra Short Bond	0.1126%	0.0979%	0.0930%	0.0881%

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Disciplined LargeCap Blend, and LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International and International Growth	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

	First	Next	Next	Next	Next	Next	Over
	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend and MidCap Value (PGI)	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend, SmallCap Growth and SmallCap Value	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Fund	Sub-Advisor Fee as a% of Net Assets
International Emerging Markets	0.4895%
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income Funds	0.0416
SmallCap S&P 600 Index	0.0147

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 117
www.Principal.com

Funds for which Edge Asset Management, Inc. (“Edge”) serves as Sub-Advisor. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Edge Sub-Advised Funds
	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$5 billion	$1 billion	$4 billion	$10 billion
Income, Mortgage Securities and Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income I	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Stock and West Coast Equity	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield II	0.2643%
SAM Balanced Portfolio	0.0416
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

118 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

All other Funds

In calculating the fee for each Fund each Sub-Advisor, except J.P. Morgan, Lehman Brothers and MacKay Shields, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the “Aggregated Assets”). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

	First	Over
Fund	$1.2 billion	$1.2 billion
California Municipal*	0.15%	0.125%
Tax-Exempt Bond I*	0.15	0.125

*	Breakpoints are based on aggregate net assets of the California Municipal and Tax-Exempt Bond I Funds.

Sub-Advisor Fee
Fund	as a % of Net Assets
High Yield (J.P. Morgan and Lehman Brothers)	0.30%
Partners SmallCap Value II (DFA)	0.50
Partners SmallCap Growth Fund III (CCI)	0.50

	Net Asset Value of Fund
	First $50	Next $50	Next $100	Next $200	Next $350	Next $750	Next $500	Next $2.5	Over $4.5
Fund	million	million	million	million	million	million	million	Billion	Billion
LargeCap Growth (CCI)	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$100 million	$300 million
MidCap Growth (CCI)	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Over
Fund	$50 million	$100 million	$150 million	$200 million	$500 million	$1 billion
Partners Global Equity (J.P. Morgan)	0.55%	0.45%	0.40%	0.35%	0.30%	0.25%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
Partners LargeCap Blend (T. Rowe)	0.40%	0.35%	0.30%	0.275%	0.275% on all assets

	Net Asset Value of Fund
	First	Next	Over
Fund	$250 million	$500 million	$750 million
Partners International (Pyramis)	0.45%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$500 million	$1 billion	$1.5 billion
Partners LargeCap Blend I (GSAM)	0.15%	0.12%	0.10%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
Partners LargeCap Growth I (T. Rowe)	0.400%	0.375%	0.350%	0.350% on all assets
T. Rowe has agreed to a voluntary fee waiver and charges 0.350% on all assets. This voluntary fee waiver may be terminated by T. Rowe at any time.

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 119
www.Principal.com

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
Partners LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$200 million
Partners LargeCap Value (Bernstein)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$300 million	$500 million
Partners LargeCap Value I (UBS)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%	0.180%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$200 million	$300 million	$250 million	$750 million
Partners LargeCap Value II (American Century)	0.40%	0.35%	0.30%	0.28%

	First	Over
Fund	$600 million	$600 million
Partners MidCap Growth (Turner)	0.50%	0.40%

	Net Asset Value of Fund
	First	Over
Fund	$50 million	$50 million
Partners MidCap Growth I (Mellon Capital)	0.40%	0.35%

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
Partners MidCap Growth II (MacKay Shields)	0.35%	0.30%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
Partners MidCap Growth II (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$100 million	$150 million	$250 million	$250 million	$750 million
Partners MidCap Value (Neuberger Berman)	0.500%	0.475%	0.450%	0.425%	0.400%

	Net Asset Value of Fund
	First	Over
Fund	$100 million	$100 million
Partners MidCap Value (Jacobs Levy)	0.65%	0.50%

Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$25 million	$75 million	$225 million	$350 million
Partners MidCap Value I (GSAM)	0.60%	0.55%	0.50%	0.45%	0.40%
If assets exceed $75 million, the fee on the first $50 million will be 0.50%
Partners MidCap Value I (LA Capital)	0.30% for all assets managed

120 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
Partners SmallCap Blend (Mellon Capital), Partners SmallCap Value I (Mellon Capital and J.P. Morgan), and Partners SmallCap Value (Ark and LA Capital)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$75 million	$100 million
Partners SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
Partners SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Over
Fund	$50 million	$250 million	$300 million
Partners SmallCap Growth II (UBS)	0.60%	0.55%	0.45%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$10 million	$40 million	$150 million	$200 million
Partners SmallCap Growth II (Emerald)	0.75%	0.60%	0.50%	0.45%

	Net Asset Value of Fund
	First	Next	Over
Fund	$150 million	$150 million	$300 million
Partners SmallCap Growth III (Mazama)	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
Partners SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities (Spectrum)	0.3427%	0.2937%	0.1958%

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Real Estate Securities (Principal-REI)	0.4895%	0.4405%	0.3916%
Global Real Estate Securities (Principal-REI)	0.54	0.48	0.44

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 121
www.Principal.com

Cash Management Sub-Advisory Agreement For The Funds
Principal has entered into a Cash Management Sub-Advisory Agreement with PGI pursuant to which PGI agrees to perform all of the cash management investment advisory responsibilities of Principal for each Fund that is sub-advised by either Principal-REI or Spectrum. Principal pays PGI an amount representing PGI’s actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended October 31
Fund	2007	2006	2005
Bond & Mortgage Securities	$2,243,427	$1,712,597	$965,821
California Insured Intermediate Municipal	127,410
California Municipal	503,860
Disciplined LargeCap Blend	3,169,765	1,247,567	737,975
Diversified International	1,744,168	622,876	253,035
Equity Income, Inc. I	2,825,866
Global Real Estate Securities(1)
Government & High Quality Bond	378,354	418,729	237,361
High Quality Intermediate-Term Bond	158,087	126,870	95,143
High Yield	555,851	228,513	97,221
High Yield II	3,408,967
Income	1,004,892
Inflation Protection	316,894	94,517	37,515
International Emerging Markets	4,008,981	1,040,321	381,019
International Growth	1,549,305	934,458	540,383
LargeCap Growth	5,888,172	910,195	420,546
LargeCap S&P 500 Index	153,541	120,173	92,098
LargeCap Value	690,359	845,837	388,294
MidCap Blend	1,181,808	1,217,850	456,095
MidCap Growth	102,304	77,350	57,498
MidCap S&P 400 Index	29,910	20,069	11,626
MidCap Stock	910,108
MidCap Value	374,773	181,525	238,799
Money Market	1,517,891	474,127	285,990
Mortgage Securities	1,377,847
Partners Global Equity	185,254	115,012	40,028
Partners International	5,796,480	3,028,429	1,683,058
Partners LargeCap Blend	2,651,645	2,343,882	2,074,683
Partners LargeCap Blend I	781,127	326,871	140,842
Partners LargeCap Growth	81,301
Partners LargeCap Growth I	5,066,668	3,320,216	2,759,550
Partners LargeCap Growth II	2,822,564	3,089,166	2,085,021
Partners LargeCap Value	5,617,500	4,427,904	3,325,819
Partners LargeCap Value I	1,872,728	1,039,956	438,232
Partners LargeCap Value II	993,364	846,452	421,955
Partners MidCap Growth	2,894,405	2,255,911	808,179
Partners MidCap Growth I	2,450,498	982,450	723,574
Partners MidCap Growth II	3,247,613	2,299,413	1,004,994
Partners MidCap Value	1,616,525	2,986,157	2,029,861
Partners MidCap Value I	3,767,500	2,683,182	1,934,024
Partners SmallCap Blend	967,514	1,143,682	968,804
Partners SmallCap Growth I	908,926	712,663	623,616
Partners SmallCap Growth II	3,586,060	3,127,955	2,078,467
Partners SmallCap Growth III	1,603,166	1,136,567	416,901
Partners SmallCap Value	1,225,780	1,488,149	1,477,171
Partners SmallCap Value I	2,280,811	1,603,978	923,990
Partners SmallCap Value II	2,002,750	1,677,320	736,338
Preferred Securities	1,727,692	1,647,396	922,498
Principal LifeTime 2010	582,168	331,946	181,571
Principal LifeTime 2020	1,118,698	587,353	283,309
Principal LifeTime 2030	941,217	483,901	240,712
Principal LifeTime 2040	455,053	213,323	96,223
Principal LifeTime 2050	195,473	99,932	43,085
Principal LifeTime Strategic Income	205,251	138,995	86,547

122 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

	Sub-Advisor Fees For Periods Ended October 31
Fund	2007	2006	2005
Real Estate Securities	7,658,199	4,887,334	3,046,527
SAM Balanced Portfolio	1,648,053
SAM Conservative Balanced Portfolio	224,425
SAM Conservative Growth Portfolio	1,357,266
SAM Flexible Income Portfolio	282,634
SAM Strategic Growth Portfolio	843,342
Short-Term Bond	247,960	203,094	101,559
Short-Term Income	185,007
SmallCap Blend	652,882	589,799	325,799
SmallCap Growth	1,034,941	113,703	83,660
SmallCap S&P 600 Index	63,344	49,532	29,737
SmallCap Value	1,283,309	445,699	247,839
Tax Exempt Bond I	389,585
Ultra Short Bond	225,095	213,841	69,929
West Coast Equity	1,820,238

(1)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

	Underwriting Fees
	for Periods Ended October 31,
	(amounts in thousands)
Fund	2007	2006	2005
Bond & Mortgage Securities Fund	$436	$544	$294
California Municipal Fund	119	1,130	901
Disciplined LargeCap Blend Fund	207	224	78
Diversified International Fund	1,061	937	286
Equity Income Fund I	1,449	11,765	6,135
Government & High Quality Bond Fund	338	453	214
Global Real Estate Securities Fund	1	N/A	N/A
High Quality Intermediate-Term Bond Fund	8	10	9
High Yield Fund II	336	2,227	757
Income Fund	77	966	1,055
Inflation Protection Fund	24	35	23
International Emering Markets Fund	645	519	128
International Growth Fund	23	20	18
LargeCap Growth Fund	546	641	200
LargeCap S&P 500 Index Fund	153	172	153
LargeCap Value Fund	429	461	191
MidCap Blend Fund	989	1,172	438
MidCap Growth Fund	10	5	8
MidCap S&P 400 Index Fund	8	8	5
MidCap Stock Fund	124	717	300
MidCap Value Fund	20	32	35
Money Market Fund	191	116	78
Mortgage Securities Fund	13	380	530
Partners LargeCap Blend Fund	447	440	181
Partners LargeCap Blend Fund I	252	290	109
Partners LargeCap Growth Fund I	199	251	84
Partners LargeCap Growth Fund II	20	17	10
Partners LargeCap Value Fund	330	376	176
Partners MidCap Growth Fund	165	180	57
Partners MidCap Growth Fund I	36	29	2
Partners MidCap Value Fund	114	156	66
Partners SmallCap Growth Fund I	3	2	3
Partners SmallCap Growth Fund II	132	166	54
Partners SmallCap Value Fund	4	3	1
Preferred Securities Fund	101	82	40
Principal LifeTime 2010 Fund	366	368	39
Principal LifeTime 2020 Fund	846	657	115
Principal LifeTime 2030 Fund	796	618	179

Principal Investors Fund	INVESTMENT ADVISORY AND OTHER SERVICES 123
www.Principal.com

	Underwriting Fees
	for Periods Ended October 31,
	(amounts in thousands)
Fund	2007	2006	2005
Principal LifeTime 2040 Fund	565	373	171
Principal LifeTime 2050 Fund	261	195	83
Principal Lifetime Strategic Income Fund	152	102	16
Real Estate Securities Fund	683	608	215
SAM Balanced Portfolio	1,756	15,166	20,948
SAM Conservative Balanced Portfolio	238	2,048	3,557
SAM Conservative Growth Portfolio	1,227	9,434	13,458
SAM Flexible Income Portfolio	207	3,408	4,723
SAM Strategic Growth Portfolio	1,500	6,269	8,145
Short-Term Bond Fund	111	93	74
Short-Term Income Fund	8	144	169
SmallCap Blend Fund	354	388	148
SmallCap Growth Fund	51	7	13
SmallCap S&P 600 Index Fund	19	28	25
SmallCap Value Fund	187	151	42
Tax-Exempt Bond Fund I	117	305	334
Ultra Short Bond Fund	30	19	19
West Coast Equity Fund	273	3,779	2,386

124 INVESTMENT ADVISORY AND OTHER SERVICES	Principal Investors Fund
1-800-222-5852

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading “Fund History.” The share classes offered under the plan include: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A, Class B, Class C, and Class S shares.

Effective June 13, 2008, the Fund will change the following share class names as described below:

Current	As of June 13, 2008
Share Class	Share Class
Advisors Signature	R1
Advisors Select	R2
Advisors Preferred	R3
Select	R4
Preferred	R5

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus. Participants in employer-sponsored plans that had at least $1 million in assets as of January 12, 2007 can purchase Class A shares at net asset value provided the participant notes that he or she meets this qualification on the application to purchase shares.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

		Accounts Included in
		Certain Sponsored Plans
		Established After 02/01/1998
Years Since Purchase Payments Made	CDSC as a % of Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:

•	that were purchased pursuant to the Small Amount Force Out (“SAFO”) program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder’s death;
•	shares redeemed due to the shareholder’s post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $300);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or

Principal Investors Fund	MULTIPLE CLASS STRUCTURE 125
www.Principal.com

•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant’s death, disability, retirement, or separation from service after attaining age 55.

Class S shares are available without any front-end sales charge or contingent deferred sales charge.

The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select, and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes are subject to asset based charges (described below).

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund’s Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (S Class Shares only)
The Service Agreement provides for PSS to provide certain services to shareholders of S Class shares.
These personal services include:
•	responding to shareholder inquiries,
•	providing information regarding shareholder investments, and
•

providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or a successor thereto).

As compensation for these services, the Fund will pay PSS service fees equal to 0.06% of the average daily net assets attributable to the S Class shares. PSS will typically contract with a financial intermediary to provide these services.

Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class, 0.25% of the average daily net assets of the Advisors Signature Class, 0.17% of the average daily net assets of the Advisors Preferred Class, and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•	other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class, 0.28% of the average daily net assets of the Advisors Signature Class, 0.15% of the average daily net assets of the Advisors Preferred Class, 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

126 MULTIPLE CLASS STRUCTURE	Principal Investors Fund
1-800-222-5852

Rule 12b-1 Fees / Distribution Plans and Agreements
In addition to the management and service fees, certain of the Fund’s share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B, C, J, and S Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

The Plans provide that each Fund makes payments to the Fund’s Distributor (in the case of Class A, Class B, and Class C shares) or Princor (in the case of Class J shares, Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes) from assets of each share class that has a Plan to compensate the Distributor or Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

•	formulation and implementation of marketing and promotional activities;
•	preparation, printing, and distribution of sales literature;
•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•	obtaining such information with respect to marketing and promotional activities as the Distributor or Princor deems advisable;
•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•	providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor or Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum
Annualized
Share Class	12b-1 Fee
Advisors Signature	0.35%
Advisors Select	0.30%
Advisors Preferred	0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index, Money Market, and Ultra Short)(1)	0.25%
Class A shares of Short-Term Bond, LargeCap S&P 500 Index, and Ultra Short	0.15%
Class B shares(1)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market and SmallCap Blend)(1)	0.45%
Class J shares of Money Market(1)	0.25%
Class J shares of SmallCap Blend	0.15%
Class S shares of Money Market	0.35%
Select	0.10%

(1)	The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B or C shares, as does Princor with regard to Class J shares
<

Principal Investors Fund	MULTIPLE CLASS STRUCTURE 127
www.Principal.com

The Distributor or Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor and Princor make payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Class S, Advisors Preferred Class, Advisors Select Class, Advisors Signature Class, Select Class, or Preferred Class shares.

At least quarterly, the Distributor and Princor provide to the Fund’s Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund’s Rule 12b-1 Plan are paid to the Distributor or Princor, each of which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, and Class S shares only)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, and Class S shares. Principal provides these services to the Institutional Class shares without charge. With respect to each of the Class A, B, C, J, and S shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•	preparation and distribution of dividend and capital gain payments to shareholders;
•	delivery, redemption and repurchase of shares, and remittances to shareholders;
•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•	communication with shareholders concerning the above items; and
•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Custodian
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund’s Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund’s Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of

128 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2007 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of	Commissions
Fund	Transactions	Paid
International Emerging Markets	$219,177,137	$564,164
Disciplined LargeCap Blend	708,200,325	829,852
Diversified International	385,313,461	724,571
Equity Income I	4,222,096	385,449
International Growth	395,896,654	740,999
LargeCap Growth	5,423,347	804,182
LargeCap S&P 500 Index	1,005,835	1,365
LargeCap Value	167,706,978	184,791
MidCap Blend	54,565,403	58,222
MidCap Growth	102,029	1,077
MidCap S&P 400 Index	1,717,308	1,634
MidCap Stock	700,984	117,165
MidCap Value	27,253,760	25,652
Partners International*	3,044,563	157,831
Partners LargeCap Value	197,251	197,251
Partners LargeCap Value I	207,671,509	157,792
Partners MidCap Growth	166,835,555	147,286
Partners MidCap Growth I	57,978	47,908
Partners MidCap Value	549,130,038	648,758
Partners MidCap Value I	414,675	52,146
Partners SmallCap Blend	583,734	10,765
Partners SmallCap Growth I	64,542	56,751
Partners SmallCap Growth II	114,365,549	165,816
Partners SmallCap Growth III	1,566,207	47,674
Partners SmallCap Value	148,521	30,584
Partners SmallCap Value I	478,037	6,400
Partners SmallCap Value II	4,772,124	26,390,536
Real Estate Securities	382,766,986	241,195
SmallCap Blend	79,255,604	88,696
SmallCap Growth	65,514,571	101,750
SmallCap S&P 500 Index	5,063,960	7,200
SmallCap Value	231,311,450	264,265
West Coast Equity	536,153	42,028

*	Information for the period 10/1/2006 through 9/30/2007

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 129
www.Principal.com

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund’s sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund’s procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund’s Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

130 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid
	for Periods Ended October 31
Fund	2007		2006	2005

Bond & Mortgage Securities	$101,853		$0	$0
Disciplined LargeCap Blend	5,921,625		1,621,001	439,257
Diversified International	8,148,865		2,719,306	1,303,762
Equity Income I	3,981,004	(1)	N/A	N/A
Global Real Estate Securities	3,223	(2)	N/A	N/A
High Quality Intermediate-Term Bond	12,874		0	0
High Yield II	149,481	(1)	N/A	N/A
International Emerging Markets	7,574,742		1,804,931	885,888
International Growth	7,040,080		4,018,611	2,497,112
LargeCap Growth	6,013,833		1,774,756	803,804
LargeCap S&P 500 Index	37,159		37,117	47,749
LargeCap Value	1,512,646		1,341,775	789,928
MidCap Blend	556,959		984,751	513,070
MIdCap Growth	101,305		101,266	90,153
MidCap S&P 400 Index	27,737		36,095	27,702
MidCap Stock	528,423	(1)	N/A	N/A
MidCap Value	291,903		278,632	390,693
Partners Global Equity	53,676		33,512	11,802
Partners International	3,271,294		1,719,023	1,001,485
Partners LargeCap Blend	794,366		835,529	777,011
Partners LargeCap Blend I	261,454		102,361	28,674
Partners LargeCap Growth I	1,160,195		1,025,363	1,135,959
Partners LargeCap Growth II	874,869		1,287,778	804,869
Partners LargeCap Value	818,229		693,087	1,028,079
Partners LargeCap Value I	459,149		355,587	293,488
Partners LargeCap Value II	39,417		25,596	66,682
Partners MidCap Growth	1,190,458		1,126,532	562,152
Partners MidCap Growth I	573,974		709,302	480,719
Partners MidCap Growth II	1,188,505		1,217,532	712,400
Partners MidCap Value	1,142,263		1,667,242	689,499
Partners MidCap Value I	1,271,402		795,049	658,581
Partners SmallCap Blend	588,904		762,390	728,409
Partners SmallCap Growth I	280,362		310,035	338,247
Partners SmallCap Growth II	1,585,617		1,696,184	831,932
Partners SmallCap Growth III	1,212,588		666,261	404,958
Partners SmallCap Value	348,114		446,911	535,750
Partners SmallCap Value I	710,273		620,098	301,508
Partners SmallCap Value II	541,257		489,547	366,699
Preferred Securities	423,720		346,066	191,092
Real Estate Securities	1,908,852		800,233	424,531
Short-Term Bond	2,241		0	0
SmallCap Blend	584,734		914,025	707,663
SmallCap Growth	922,200		143,795	193,475
SmallCap S&P 600 Index	161,950		149,342	92,649
SmallCap Value	1,883,342		636,024	486,333
Tax Exempt Bond I	6,341	(1)	N/A	N/A
Ultra Short Bond	5,637		0	0
West Coast Equity	682,780	(1)	N/A	N/A

(1)	Periods from January 16, 2007, date fund commenced operations after succeeding to the operations of another fund, through October 31, 2007.

(2)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 131
www.Principal.com

Brokerage Commissions were Paid to the Following Broker-Dealers who are Affiliated with the Sub-Advisor	Sub-Advisor Employed by Principal Investors Fund or Principal Variable Contracts Fund	Principal Investors Fund Advised by Sub-Advisor	Principal Variable Contracts Account Advised by Sub-Advisor

Archipelago Securities, LLC; Goldman Sachs & Co.; Goldman Sachs Execution & Clear, LP; Goldman Sachs JBWere	Goldman Sachs Asset Management LP	Partners LargeCap Blend I and Partners MidCap Value I	N/A
B-Trade Services, LLC; BNY Capital Markets, Inc.; BNY Brokerage, Inc.; Lynch, Jones & Ryan, Inc.; Pershing & Co.; Pershing, LLC	BNY Investment Advisors	Partners LargeCap Growth II and Partners LargeCap Value	N/A
Dean Witter Reynolds, Inc.; Morgan Stanley & Co. Inc.	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)	California Municipal and Tax-Exempt Bond I	Asset Allocation
Fidelity Brokerage Services, LLC; National Financial Services, LLC	Pyramis Global Advisors, LLC	Partners International	N/A
Natixis Asset Management Distributors, LP	Vaughan Nelson Investment Management, LP	Partners SmallCap Value II	N/A
JP Morgan Cazenove Limited	American Century Investment Management, Inc.	Partners LargeCap Growth II and Partners LargeCap Value II	Equity Value
JP Morgan Cazenove Limited	J.P. Morgan Investment Management, Inc.	High Yield, Partners Global Equity and Partners SmallCap Value I	Equity Value
JP Morgan Securities	American Century Investment Management, Inc.	Partners LargeCap Growth II and Partners LargeCap Value II	Equity Value
JP Morgan Securities	J.P. Morgan Investment Management, Inc.	High Yield, Partners Global Equity and Partners SmallCap Value I	Equity Value
Lehman Brothers, Inc.; Neuberger Berman, LLC	Neuberger Berman Management Inc.	Partners MidCap Value	MidCap Value
Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	Partners LargeCap Value and Partners SmallCap Growth I	LargeCap Value
Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap Growth and Partners SmallCap Growth III	Growth
Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Portfolios and West Coast Equity	Equity Income I, Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Portfolios, West Coast Equity
Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government & High Quality Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend; MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime Funds, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Ultra Short Bond	Balanced, Bond, Capital Value, Diversified International, Government & High Quality Bond, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, Money Market, Principal LifeTime Accounts, Short-Term Bond, SmallCap
Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Global Real Estate Securities and Real Estate Securities	Real Estate Securities
Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Preferred Securities	N/A
UBS Financial Services; UBS Securities LLC	UBS Global Asset Management (Americas) Inc.	Partners LargeCap Value I and Partners SmallCap Growth II	SmallCap Growth

132 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

	Commissions Paid to Archipelago Securities, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Blend
2005	422	0.05	0.14
Partners LargeCap Blend I
Partners LargeCap Growth I
2005	44	0.00	0.03
Partners LargeCap Growth II
2005	854	0.11	0.50
Partners LargeCap Value II
2005	28	0.04	0.38
Partners MidCap Growth
Partners MidCap Growth I
2005	2,622	0.55	1.14
Partners SmallCap Blend
2005	3,855	0.53	0.87
Partners SmallCap Value I
2005	819	0.27	0.39

	Commissions Paid to BNY Brokerage, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	93,027	1.57	0.90
2006	21,645	1.34	0.91
Equity Income I
2007	317,877	7.98	7.28
International Emerging Markets
2006	674	0.04	0.07
LargeCap Growth
2007	53,080	0.88	0.22
2006	19,640	1.11	0.67
LargeCap S&P 500 Index
2007	1,161	3.12	0.57
2006	1,410	3.80	0.37
LargeCap Value
2007	19,775	1.31	0.91
2006	8,822	0.66	0.28
MidCap Blend
2007	6,428	1.15	0.85
2006	6,289	0.64	0.61
MidCap S&P 400 Index
2007	1,584	5.71	1.59
2006	103	0.28	0.04
MidCap Stock
2007	30,777	5.82	6.23
MidCap Value
2007	7,261	2.49	2.13
2006	2,175	0.78	0.59
Partners LargeCap Blend
2007	3,033	0.38	0.35
2006	1,256	0.15	0.17
Partners LargeCap Growth I
2007	396	0.03	0.05
2006	1,848	0.18	0.17

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 133
www.Principal.com

	Commissions Paid to BNY Brokerage, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	853	0.10	0.07
Partners LargeCap Value I
2007	12,300	2.68	1.21
2006	5,955	1.67	0.85
Partners MidCap Growth
2007	18,949	1.59	0.99
2006	1,568	0.14	0.12
Partners MidCap Growth I
2007	3,545	0.62	0.55
2006	13,226	1.86	1.13
Partners MidCap Growth II
2006	1,248	0.10	0.12
Partners MidCap Value I
2007	1,401	0.11	0.15
2006	475	0.06	0.03
Partners SmallCap Blend
2007	375	0.06	0.06
2006	3,881	0.51	0.38
Partners SmallCap Growth I
2007	1,248	0.45	0.28
Partners SmallCap Growth II
2006	77	0.00	0.00
Partners SmallCap Growth III
2006	56	0.01	0.00
Partners SmallCap Value I
2007	732	0.10	0.10
2006	716	0.12	0.05
Partners SmallCap Value II
2007	13,692	2.53	1.15
2006	6,703	1.37	0.69
SmallCap Blend
2007	3,143	0.54	0.56
2006	428	0.05	0.03
SmallCap Growth
2007	7,231	0.78	0.57
2006	350	0.24	0.26
SmallCap S&P 600 Index
2007	7,200	4.45	1.12
SmallCap Value
2007	4,438	0.24	0.24
2006	2,113	0.33	0.35
West Coast Equity
2007	107,401	15.73	21.81

	Commissions Paid to BNY Capital Markets, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Value
2007	2913	0.26	0.06
2006	249	0.01	0.02
Partners MidCap Value I
2007	168	0.01	0.01
Partners SmallCap Growth II
2007	433	0.03	0.02

134 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to B-TRADE Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	3,042	0.05	0.07
2006	4,254	0.26	0.45
Diversified International
2007	154	0.00	0.00
2006	943	0.03	0.09
International Emerging Markets
2007	2,102	0.03	0.13
International Growth
2007	1,925	0.03	0.11
2006	1,169	0.03	0.03
LargeCap Value
2006	98	0.01	0.02
MidCap Blend
2006	9,601	0.98	2.20
MidCap Value
2006	697	0.25	0.47
Partners LargeCap Blend
2007	17,393	2.19	3.26
2006	46,416	5.56	6.59
Partners LargeCap Blend I
2006	8	0.01	0.04
Partners LargeCap Growth I
2007	8,921	0.77	1.38
2006	44,585	4.35	8.84
Partners LargeCap Growth II
2007	70,999	8.12	12.88
2006	108,512	8.43	14.81
Partners LargeCap Value II
2007	59	0.15	0.37
2006	203	0.79	0.83
Partners MidCap Growth
2007	22,023	1.85	1.55
2006	39,903	3.54	4.14
Partners MidCap Growth I
2007	1,365	0.24	0.39
2006	8,996	1.27	1.15
Partners MidCap Value I
2007	3,805	0.30	0.56
2006	6,460	0.81	2.48
Partners SmallCap Blend
2007	365	0.06	0.18
2006	10,285	1.35	1.73
Partners SmallCap Growth I
2006	113	0.04	0.12
Partners SmallCap Growth II
2007	97,717	6.16	10.46
2006	154,568	9.11	9.27
Partners SmallCap Value
2006	89	0.02	0.10
Partners SmallCap Value I
2007	40	0.01	0.00
2006	1,314	0.21	0.23
Real Estate Securities
2006	2,769	0.35	0.70

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 135
www.Principal.com

	Commissions Paid to B-TRADE Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Blend
2007	3,674	0.63	0.74
2006	24,686	2.70	4.51
SmallCap Growth
2007	5,408	0.59	0.80
2006	4,122	2.87	3.34
SmallCap Value
2007	3,354	0.18	0.32
2006	859	0.14	0.43

	Commissions Paid to Dean Witter Reynolds, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Growth II
2005	4,376	0.53	0.50

	Commissions Paid to Fidelity Brokerage Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners International
2005	1	0.00	0.00
Partners LargeCap Blend I
2005	48	0.17	0.25
Partners MidCap Growth II
2006	83,344	6.80	8.56
2005	29,948	4.20	8.99
Partners MidCap Value
2007	7,220	0.63	0.83
2006	2,860	0.17	0.21
Partners MidCap Value I
2007	1,055	0.08	0.09
2006	7,997	1.01	1.03
SmallCap Blend
2005	661	0.09	0.09
SmallCap Growth
2005	145	0.07	0.08
SmallCap Value
2005	191	0.04	0.03

	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	11,417	1.88	1.55
2006	66,547	4.11	2.35
2005	16,071	3.66	1.17
Diversified International
2007	594,408	7.29	8.03
2006	199,047	7.32	6.67
2005	81,387	6.24	5.41
International Emerging Markets
2007	361,143	4.77	4.24
2006	63,702	3.53	3.30
2005	20,748	2.34	2.23

136 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
International Growth
2007	336,506	4.78	3.19
2006	288,720	7.18	4.82
2005	93,939	3.76	2.86
LargeCap Growth
2007	39,426	0.66	0.61
2006	28,046	1.58	1.26
2005	30,865	3.84	3.06
LargeCap S&P 500 Index
2006	823	2.22	1.41
2005	133	0.28	0.27
LargeCap Value
2007	16,082	1.06	0.97
2006	48,528	3.62	2.43
2005	80,821	10.23	6.13
MidCap Blend
2007	8,194	1.47	0.84
2006	18,818	1.91	1.89
2005	10,209	1.99	2.06
MidCap Growth
2007	3,814	3.76	3.02
2006	2,212	2.18	2.40
2005	4,374	4.85	3.83
MidCap S&P 400 Index
2005	168	0.60	0.56
MidCap Value
2007	3,579	1.23	1.10
2006	6,623	2.27	1.59
2005	12,937	3.31	2.61
Partners Global Equity
2007	6,061	11.29	21.52
2006	1,294	3.86	6.05
2005	324	2.75	1.83
Partners International
2007	278,684	8.52	10.12
2006	191,758	11.16	9.55
2005	84,903	8.48	14.78
Partners LargeCap Blend
2007	43,748	5.51	4.42
2006	27,132	3.25	2.71
2005	23,814	3.06	4.00
Partners LargeCap Blend I
2007	200	0.08	0.02
2006	4,538	4.43	1.51
2005	783	2.73	1.38
Partners LargeCap Growth I
2007	37,740	3.25	2.27
2006	48,726	4.75	3.92
2005	28,376	2.50	3.49
Partners LargeCap Growth II
2007	2,358	0.27	0.22
2006	22,220	1.73	0.97
2005	46,395	5.76	3.24

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 137
www.Principal.com

	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	33,593	4.11	4.87
2006	54,249	7.83	7.60
2005	267,727	26.04	22.59
Partners LargeCap Value I
2007	46,753	10.18	5.59
2006	11,579	3.26	1.74
2005	2,540	0.87	0.42
Partners LargeCap Value II
2007	674	1.71	0.55
2006	381	1.49	0.53
2005	1,951	2.93	1.76
Partners MidCap Growth
2007	38,351	0.32	1.62
2006	74,253	6.59	4.01
2005	66,605	11.85	9.36
Partners MidCap Growth I
2007	12,055	2.10	2.08
2006	13,322	1.88	1.60
2005	136,955	28.49	25.63
Partners MidCap Growth II
2006	748	0.06	0.04
Partners MidCap Value
2007	6,578	0.58	0.26
2006	17,322	1.04	0.62
2005	11,227	1.63	1.51
Partners MidCap Value I
2007	6,078	0.48	0.22
2006	13,952	1.75	0.90
2005	30,402	4.62	4.90
Partners SmallCap Blend
2007	12,351	2.10	2.15
2006	6,799	0.89	0.91
2005	31,884	4.38	4.81
Partners SmallCap Growth I
2007	14,565	5.19	8.64
2006	11,502	3.71	4.08
2005	18,377	5.43	5.57
Partners SmallCap Growth II
2007	13,062	0.82	0.69
2006	5,977	0.35	0.28
2005	4,515	0.54	0.90
Partners SmallCap Growth III
2007	23,430	1.93	2.01
2006	2,012	0.30	0.06
2005	28,727	7.09	6.28
Partners SmallCap Value
2007	1,399	0.40	0.56
Partners SmallCap Value I
2007	33,744	4.75	5.67
2006	60,820	9.81	9.06
2005	4,832	1.60	1.21
Partners SmallCap Value II
2007	14,642	2.71	2.81
2006	1,940	0.40	0.48
2005	22	0.01	0.01

138 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Real Estate Securities
2007	13,127	0.69	0.43
2006	93,385	11.67	7.65
2005	3,945	0.93	1.11
SmallCap Blend
2007	8,588	1.47	1.17
2006	15,278	1.67	1.13
2005	17,655	2.49	1.05
SmallCap Growth
2007	10,846	1.18	0.84
2006	5,128	3.57	2.40
2005	3,471	1.79	1.34
SmallCap S&P 600 Index
2006	9	0.01	0.01
2005	730	0.79	0.68
SmallCap Value
2007	24,991	1.33	0.96
2006	15,721	2.47	1.76
2005	26,887	5.53	3.67

	Commissions Paid to Goldman Sachs Execution & Clearing, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap Growth
2007	21,305	0.35	0.18
MidCap Growth
2007	764	0.75	0.86
Partners LargeCap Blend
2007	8,179	1.03	2.08
2006	2,286	0.27	0.78
2005	3,466	0.45	1.01
Partners LargeCap Blend I
2007	1	0.00	0.00
2006	670	0.65	1.19
2005	1,758	6.13	21.78
Partners LargeCap Growth I
2007	2,991	0.26	0.88
2006	1,678	0.16	0.76
2005	5,154	0.45	0.83
Partners LargeCap Growth II
2007	38,393	4.39	8.95
2006	65,345	5.07	11.57
2005	34,360	4.27	10.32
Partners LargeCap Value I
2007	23,280	5.07	6.72
2006	7,010	1.97	4.82
2005	5,469	1.86	4.61
Partners LargeCap Value II
2007	600	1.52	1.74
2006	269	1.05	1.10
2005	1,992	2.99	7.70
Partners MidCap Growth
2007	6,860	0.58	1.16
2006	54,622	4.85	10.32
2005	25,955	4.62	9.17

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 139
www.Principal.com

	Commissions Paid to Goldman Sachs Execution & Clearing, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Value
2006	255	0.02	0.01
2005	1,815	0.26	0.11
Partners SmallCap Growth I
2006	11	0.00	0.02
Partners SmallCap Growth II
2007	14,599	0.92	2.03
2006	13,840	0.82	3.48
2005	3,354	0.40	2.07
Partners SmallCap Growth III
2007	136	0.01	0.08
2006	688	0.10	0.04
Partners SmallCap Value I
2005	557	0.18	0.18

	Commissions Paid to Goldman Sachs Jbwere
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
International Growth
Partners International
2005	969	0.10	0.05

	Commissions Paid to Ixis Asset Management Distributors, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners International
2007	7,179	0.22	0.14
2006	58	0.00	0.00
2005	1,176	0.12	0.08

	Commissions Paid to Jpmorgan Cazenove Limited
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
2007	11,635	0.14	0.16
2006	15,437	0.57	0.60
2005	5,278	0.40	0.42
International Emerging Markets
2005	784	0.09	0.12
International Growth
2007	64,001	0.91	0.70
2006	16,802	0.42	0.33
2005	23,016	0.92	0.73
Partners International
2007	16,866	0.52	0.43
2006	10,104	0.59	0.48
2005	13,758	1.37	0.79

	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	174,567	2.95	2.06
2006	34,156	2.11	1.19

140 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
2007	411,201	5.05	4.31
2006	104,908	3.86	3.28
2005	33,868	2.60	2.01
Equity Income I
2007	57,024	1.43	1.90
Global Real Estate Securities
2007	18	0.56	0.19
High Yield II
2007	4,000	2.68	7.94
International Emerging Markets
2007	497,804	6.57	6.31
2006	101,007	5.60	5.55
2005	35,095	3.96	3.42
International Growth
2007	346,740	4.93	3.48
2006	142,097	3.54	3.06
2005	153,151	6.13	4.67
LargeCap Growth
2007	213,379	3.55	2.56
2006	3,720	0.21	0.26
2005	1,312	0.16	0.11
LargeCap Value
2007	73,568	4.86	2.76
2006	26,866	2.00	1.21
2005	14,320	1.81	1.26
MidCap Blend
2007	12,137	2.18	2.10
2006	14,936	1.52	1.59
2005	10,543	2.05	2.19
MidCap Growth
2007	7,390	7.29	6.10
2006	3,896	3.85	4.25
2005	1,972	2.19	1.73
MidCap Stock
2007	8,936	1.69	1.92
MidCap Value
2007	4,180	1.43	1.30
2006	5,938	2.13	1.04
2005	3,609	0.92	0.83
Partners International
2007	193,548	5.92	5.38
2006	77,044	4.48	4.33
2005	53,801	5.37	5.59
Partners LargeCap Blend
2007	36,305	4.57	5.29
2006	25,691	3.07	3.05
2005	21,365	2.75	2.27
Partners LargeCap Blend I
2007	8,596	3.29	2.25
2006	7,466	7.29	4.48
2005	26	0.09	0.34
Partners LargeCap Growth I
2007	86,449	7.45	5.79
2006	38,312	3.74	3.43
2005	30,229	2.66	2.58

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 141
www.Principal.com

	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Growth II
2007	9,791	1.12	0.51
2005	126	0.02	0.02
Partners LargeCap Value
2007	252	0.03	0.02
2006	5,024	0.72	0.35
Partners LargeCap Value I
2007	15,116	3.29	1.63
2006	15,046	4.23	3.16
2005	7,615	2.59	1.19
Partners LargeCap Value II
2007	228	0.58	0.34
2006	48	0.19	0.18
Partners MidCap Growth
2007	226,518	19.03	13.42
2006	210,349	18.67	15.55
2005	23,692	4.21	3.52
Partners MidCap Growth I
2007	42,166	7.35	5.26
2006	40,694	5.74	5.02
2005	20,405	4.24	3.74
Partners MidCap Growth II
2006	42,307	3.47	2.92
Partners MidCap Value
2007	12,641	1.11	0.57
2006	40,337	2.42	1.38
2005	11,345	1.65	1.38
Partners MidCap Value I
2007	44,316	3.49	2.10
2006	21,453	2.70	2.00
2005	8,607	1.31	0.99
Partners SmallCap Blend
2007	30,462	5.17	4.12
2006	36,902	4.84	4.24
2005	27,888	3.83	3.78
Partners SmallCap Growth I
2007	29,252	10.43	9.92
2006	40,505	13.06	11.47
2005	3,443	1.02	1.82
Partners SmallCap Growth II
2007	146,619	9.25	7.75
2006	140,886	8.31	5.27
2005	865	0.10	0.09
Partners SmallCap Growth III
2007	28,409	2.34	2.36
2006	6,984	1.05	1.54
2005	55,313	13.66	13.88
Partners SmallCap Value
2007	7,331	2.11	1.39
2006	3,544	0.79	0.74
Partners SmallCap Value I
2007	65,706	9.25	8.94
2006	31,860	5.14	4.20
2005	1,820	0.60	0.28
Partners SmallCap Value II
2007	8,304	1.53	0.54

142 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
2006	579	0.12	0.15
2005	32	0.01	0.02
Real Estate Securities
2007	76,898	4.03	3.45
2006	14,913	1.86	1.95
2005	8,564	2.02	1.30
SmallCap Blend
2007	22,081	3.78	2.57
2006	10,801	1.18	0.78
2005	1,904	0.27	0.29
SmallCap Growth
2007	22,779	2.69	1.81
2006	3,548	2.47	1.71
2005	3,779	1.95	1.61
SmallCap S&P 600 Index
2006	226	0.15	0.05
SmallCap Value
2007	19,932	1.06	0.96
2006	7,079	1.11	0.93
2005	2,928	0.60	0.48
Ultra Short Bond
2007	200	3.55	0.07
West Coast Equity
2007	1,060	0.16	0.07

	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	390,284	6.59	6.53
2006	94,378	5.82	6.62
2005	23,210	5.28	6.10
Diversified International
2007	262,971	3.23	2.99
2006	103,073	3.79	5.35
2005	47,886	3.67	3.34
Equity Income I
2007	95,488	2.40	1.88
Global Real Estate Securities
2007	74	2.29	5.63
High Yield II
2007	2,652	1.77	3.34
International Emerging Markets
2007	124,539	1.64	1.58
2006	25,732	1.43	1.32
2005	33,577	3.79	3.32
International Growth
2007	259,778	3.69	3.33
2006	236,043	5.87	7.97
2005	72,740	2.91	3.17
LargeCap Growth
2007	681,539	11.33	6.34
2006	145,011	8.17	7.74
2005	108,088	13.45	10.51

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 143
www.Principal.com

	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap S&P 500 Index
2007	16,083	43.28	32.24
2006	1,789	4.82	10.67
2005	14,223	29.79	59.24
LargeCap Value
2007	97,279	6.43	7.14
2006	51,346	3.83	5.47
2005	46,629	5.90	5.29
MidCap Blend
2007	21,826	3.92	4.70
2006	53,701	5.45	4.94
2005	55,007	10.72	10.05
MidCap Growth
2007	7,001	6.91	7.41
2006	11,929	11.78	9.69
2005	4,761	5.28	3.64
MidCap S&P 400 Index
2007	6,053	21.82	26.08
2006	9,000	24.93	28.15
2005	3,692	13.33	20.07
MidCap Stock
2007	21,532	4.07	3.53
MidCap Value
2007	20,449	7.01	8.22
2006	14,642	5.26	4.82
2005	19,805	5.07	5.60
Partners Global Equity Fund
2007	3,712	6.92	5.44
2006	3,690	11.01	8.43
2005	931	7.89	3.96
Partners International
2007	282,019	8.62	8.46
2006	195,178	11.35	13.14
2005	106,440	10.63	10.22
Partners LargeCap Blend
2007	18,937	2.38	3.65
2006	18,897	2.26	2.72
2005	38,876	5.00	5.73
Partners LargeCap Blend I
2007	21,302	8.15	7.17
2006	4,535	4.43	6.88
2005	443	1.55	1.96
Partners LargeCap Growth I
2007	37,946	3.27	4.56
2006	28,450	2.77	6.30
2005	34,552	3.04	3.52
Partners LargeCap Growth II
2007	17,109	1.96	0.93
2006	33,544	2.60	1.74
2005	15,985	1.99	1.26

144 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	17,028	2.08	2.89
2006	4,147	0.60	2.27
Partners LargeCap Value I
2007	4,310	0.94	0.74
2006	4,861	1.37	1.43
2005	4,722	1.61	1.08
Partners LargeCap Value II
2007	1,175	2.98	0.89
2006	444	1.74	0.87
2005	168	0.25	0.11
Partners MidCap Growth
2007	55,331	4.65	4.46
2006	51,063	4.53	3.68
2005	22,244	3.96	3.86
Partners MidCap Growth I
2007	22,179	3.86	3.38
2006	40,272	5.68	5.05
2005	27,952	5.81	5.95
Partners MidCap Growth II
2006	86,513	7.11	8.45
2005	41,885	5.88	6.67
Partners MidCap Value
2007	146,185	12.80	8.47
2006	149,183	8.95	6.56
2005	106,573	15.46	15.29
Partners MidCap Value I
2007	54,005	4.25	6.12
2006	23,455	2.95	3.00
2005	34,204	5.19	5.15
Partners SmallCap Blend
2007	24,656	4.19	3.05
2006	36,736	4.82	4.61
2005	40,825	5.60	4.33
Partners SmallCap Growth I
2007	17,170	6.12	6.16
2006	26,284	8.48	8.45
2005	24,275	7.18	6.86
Partners SmallCap Growth II
2007	16,887	1.07	1.14
2006	43,258	2.55	1.64
2005	6,420	0.77	0.71
Partners SmallCap Growth III
2007	52,384	4.32	5.04
2006	10,170	1.53	2.06
2005	21,754	5.37	4.26
Partners SmallCap Value
2007	9,360	2.69	2.57
2006	788	0.18	0.12
2005	885	0.17	0.12

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 145
www.Principal.com

	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value I
2007	22,724	3.20	2.99
2006	14,856	2.40	1.73
2005	6,404	2.12	1.90
Partners SmallCap Value II
2007	3,409	0.63	0.88
2006	187	0.04	0.04
2005	247	0.07	0.07
Real Estate Securities
2007	268,055	14.04	15.40
2006	110,179	13.77	22.79
2005	65,908	15.52	27.62
SmallCap Blend
2007	12,990	2.22	1.65
2006	27,373	2.99	3.06
2005	26,262	3.71	3.71
SmallCap Growth
2007	17,277	1.87	1.68
2006	6,484	4.51	5.78
2005	12,361	6.39	5.24
SmallCap S&P 600 Index
2007	70,031	43.24	44.81
2006	26,276	17.59	21.43
2005	42,675	46.06	42.28
SmallCap Value
2007	73,768	3.92	3.78
2006	20,152	3.17	3.16
2005	29,549	6.08	6.44
Tax-Exempt Bond I
2007	5	0.08	0.05
West Coast Equity
2007	4,808	0.70	0.58

	Commissions Paid to Lynch, Jones & Ryan, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Growth
2006	1,582	0.14	0.09
Partners SmallCap Blend
2007	1,700	0.29	0.18
Partners SmallCap Growth III
2005	64	0.01	0.01
Partners SmallCap Value II
2007	2,925	0.54	0.31
2006	285	0.06	0.08

	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Bond & Mortgage Securities
2007	200	0.20	0.16
Disciplined LargeCap Blend
2007	39,567	0.67	0.82
2006	49,642	3.06	3.34
2005	39,290	8.94	5.98

146 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
2007	431,726	5.30	4.71
2006	197,616	7.27	7.35
2005	81,905	6.28	5.88
Equity Income I
2007	132,059	3.32	3.72
International Emerging Markets
2007	535,469	7.07	6.84
2006	112,716	6.24	6.51
2005	70,173	7.92	8.86
International Growth
2007	512,096	7.27	9.17
2006	285,954	7.12	13.42
2005	222,538	8.91	7.99
LargeCap Growth
2007	208,013	3.46	2.93
2006	39,365	2.22	2.58
2005	15,839	1.97	1.84
LargeCap S&P 500 Index
2007	474	1.27	2.55
2006	7,948	21.41	34.97
2005	14,711	30.81	26.59
LargeCap Value
2007	29,089	1.92	1.70
2006	46,206	3.44	5.42
2005	50,076	6.34	11.48
MidCap Blend
2007	10,941	1.96	2.60
2006	27,715	2.81	3.38
2005	37,713	7.35	3.84
MidCap Growth
2007	2,018	1.99	2.18
2006	4,901	4.84	5.30
2005	1,350	1.50	1.37
MidCap S&P 400 Index
2007	2,060	7.43	9.10
2006	2,493	6.91	8.28
2005	5,219	18.84	21.39
MidCap Value
2007	6,300	2.16	1.57
2006	5,373	1.93	2.04
2005	13,759	3.52	5.09
Partners Global Equity
2007	5,929	11.05	8.95
2006	5,249	15.66	11.65
2005	1,142	9.67	5.18
Partners International
2007	289,599	8.85	7.88
2006	146,733	8.54	9.27
2005	60,233	6.61	5.64
Partners LargeCap Blend
2007	36,513	4.60	3.95
2006	25,940	3.10	2.49
2005	38,900	5.01	5.75

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 147
www.Principal.com

	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Blend I
2007	8,931	3.42	11.00
2006	5,379	5.25	5.82
2005	3,618	12.62	16.12
Partners LargeCap Growth I
2007	89,910	7.75	5.79
2006	56,611	5.52	5.46
2005	76,581	6.74	5.90
Partners LargeCap Growth II
2007	32,970	3.77	2.48
2006	20,545	1.60	0.69
2005	3,279	0.41	0.24
Partners LargeCap Value
2007	8,680	1.06	0.65
2006	38,149	5.50	14.72
2005	58	0.01	0.01
Partners LargeCap Value I
2007	8,551	1.86	2.16
2006	14,765	4.15	5.57
2005	4,648	1.58	3.03
Partners LargeCap Value II
2007	2,226	5.65	2.58
2006	1,440	5.63	1.67
2005	135	0.20	0.37
Partners MidCap Growth
2007	46,445	3.90	2.39
2006	34,914	3.10	2.42
2005	15,727	2.80	2.59
Partners MidCap Growth I
2007	33,728	5.88	6.41
2006	23,012	3.24	3.67
2005	24,505	5.10	4.43
Partners MidCap Growth II
2006	171,168	14.06	16.45
2005	83,440	11.71	10.09
Partners MidCap Value
2007	23,489	2.06	1.03
2006	30,020	1.80	1.36
2005	15,530	2.25	3.05
Partners MidCap Value I
2007	30,983	2.44	2.11
2006	16,080	2.02	2.61
2005	18,104	2.75	3.01
Partners SmallCap Blend
2007	31,994	5.43	6.02
2006	24,326	3.19	4.14
2005	38,170	5.24	3.88
Partners SmallCap Growth I
2007	8,258	2.95	2.84
2006	11,344	3.66	2.99
2005	12,060	3.57	2.77
Partners SmallCap Growth II
2007	16,326	1.03	1.19
2006	5,304	0.31	0.35
2005	7,342	0.88	2.01

148 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Growth III
2007	8,092	0.67	0.79
2006	46	0.01	0.04
Partners SmallCap Value
2007	1,186	0.34	0.27
2006	264	0.06	0.04
2005	810	0.15	0.08
Partners SmallCap Value I
2007	15,781	2.22	2.39
2006	28,082	4.53	6.95
2005	26,943	8.94	11.14
Partners SmallCap Value II
2007	74,177	13.70	25.34
2006	5,011	1.02	4.62
2005	2,092	0.57	0.20
Real Estate Securities
2007	34,400	1.80	1.03
2006	3,309	0.41	0.34
2005	3,880	0.91	1.02
SmallCap Blend
2007	3,420	0.58	0.88
2006	19,316	2.11	2.30
2005	15,668	2.21	2.48
SmallCap Growth
2007	9,316	1.01	0.87
2006	2,186	1.52	1.89
2005	11,936	6.17	10.09
SmallCap S&P 600 Index
2007	7,457	4.60	5.76
2006	9,357	6.27	7.06
2005	13,696	14.78	19.26
SmallCap Value
2007	8,008	0.43	0.27
2006	19,826	3.12	3.43
2005	32,681	6.72	7.43

	Commissions Paid to National Financial Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap Growth
2007	8,000	0.13	0.10
2006	2,000	0.11	0.08
Partners LargeCap Blend
2006	1,248	0.15	0.09
Partners MidCap Growth Fund II
2005	1,645	0.23	0.20
Partners MidCap Value
2007	1,372	0.12	0.01
Partners MidCap Value I
2007	32	0.00	0.00
Partners SmallCap Growth III
2007	2,384	0.20	0.21
Partners SmallCap Value I
2006	919	0.15	0.13
2005	397	0.13	0.13
Partners SmallCap Value II
2005	623	0.17	0.12

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 149
www.Principal.com

	Commissions Paid to Neuberger Berman, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
MidCap Growth
2007	2,308	2.28	3.19
Partners MidCap Growth II
2006	7,197	0.59	0.47
2005	2,265	0.32	0.57
Partners MidCap Value
2005	2,710	0.39	0.24
Partners SmallCap Growth I
2006	22	0.01	0.01
Partners SmallCap Value II
2005	1,871	0.51	0.23

	Commissions Paid to Pershing & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
International Emerging Markets Fund
2007	80	0.00	0.00
MidCap S&P 400 Index
2007	72	0.26	0.02
MidCap Stock
2007	72	0.01	0.00

	Commissions Paid to Pershing, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
MidCap Growth
2006	4	0.00	0.00
MidCap Value
2007	342	0.12	0.16
Partners LargeCap Blend I
2007	5	0.00	0.00
Partners LargeCap Growth I
2007	1,312	0.11	0.05
2006	180	0.02	0.03
Partners LargeCap Value
2007	15,612	1.91	0.59
2006	76,921	11.10	8.20
Partners LargeCap Value I
2006	461	0.13	0.06
Partners MidCap Growth
2007	1,654	0.14	0.12
2006	1,491	0.13	0.12
Partners MidCap Value
2007	1,585	0.14	0.04
2006	3,845	0.23	0.10
Partners MidCap Value I
2007	575	0.05	0.03
Partners SmallCap Blend
2007	344	0.06	0.11
Partners SmallCap Growth II
2007	138,065	8.71	5.07
2006	18,811	1.11	1.03
Partners SmallCap Value II
2007	10,358	1.91	0.71
2006	4,915	1.00	0.56
2005	713	0.19	0.19

150 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	18,732	0.32	0.26
2006	3,431	0.21	0.30
2005	15,010	3.42	1.75
Diversified International
2006	4,572	0.17	0.16
International Emerging Markets
2006	927	0.05	0.11
Equity Income I
2007	307,620	7.73	9.09
High Yield II
2007	7,420	4.96	7.41
LargeCap Growth
2007	16,480	0.27	0.12
2006	13,320	0.75	0.66
2005	5,067	0.63	0.66
LargeCap Value
2007	4,984	0.33	0.32
2006	15,902	1.19	1.36
2005	10,195	1.29	0.70
MidCap Blend
2007	3,098	0.56	0.47
2006	13,377	1.36	1.12
2005	8,009	1.56	1.25
MidCap Growth
2006	798	0.79	0.84
2005	94	0.10	0.13
MidCap Stock
2007	23,161	4.38	4.63
MidCap Value
2007	3,641	1.25	1.13
2006	748	0.27	0.21
2005	1,994	0.51	0.41
Partners Global Equity
2007	1,642	3.06	3.26
2006	1,299	3.88	2.52
2005	760	6.44	3.74
Partners International
2007	12,721	0.39	0.26
2006	438	0.03	0.01
2005	451	0.05	0.04
Partners LargeCap Blend
2007	13,908	1.75	1.24
2006	18,928	2.27	2.37
2005	30,046	3.87	3.20
Partners LargeCap Blend I
2007	243	0.09	0.03
2006	1,658	1.62	1.00
Partners LargeCap Growth I
2007	14,572	1.26	1.15
2006	16,311	1.59	1.07
2005	20,738	1.83	1.12
Partners LargeCap Growth II
2007	19,554	2.24	5.09
2006	115,977	9.01	21.44
2005	48,496	6.03	8.15

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 151
www.Principal.com

	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2006	112,304	16.20	9.42
2005	590,920	57.48	54.85
Partners LargeCap Value I
2007	8,208	1.79	0.95
2006	5,312	1.49	1.58
2005	538	0.18	0.13
Partners LargeCap Value II
2007	5,677	14.40	27.87
2006	9,421	36.81	54.26
2005	4,424	6.63	9.89
Partners MidCap Growth
2007	1,554	0.13	0.12
2006	926	0.08	0.04
2005	3,955	0.70	0.36
Partners MidCap Growth I
2007	5,103	0.89	1.77
2006	14,180	2.00	3.02
2005	527	0.11	0.18
Partners MidCap Value
2007	26,523	2.32	1.03
2006	43,075	2.58	2.00
2005	28,860	4.19	3.66
Partners MidCap Value I
2007	16,627	1.31	1.28
2006	17,230	2.17	2.72
2005	33,305	5.06	6.91
Partners SmallCap Blend
2007	3,053	0.52	1.01
2006	14,871	1.95	3.54
2005	792	0.11	0.12
Partners SmallCap Growth II
2007	255	0.02	0.03
2006	240	0.01	0.09
2005	1,555	0.19	0.36
Partners SmallCap Value I
2007	6,925	0.98	1.58
2006	28,907	4.66	6.43
2005	9,991	3.31	4.09
Partners SmallCap Value II
2007	1,000	0.18	0.11
2006	554	0.11	0.08
Real Estate Securities
2007	15,814	0.83	0.62
2005	210	0.05	0.06
SmallCap Blend
2007	704	0.12	0.09
2006	4,387	0.48	0.53
2005	4,428	0.63	0.97
SmallCap Growth
2007	1,331	0.14	0.10
2006	90	0.06	0.04
2005	452	0.23	0.28

152 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Value
2007	2,280	0.12	0.12
2006	1,422	0.22	0.22
2005	2,574	0.53	0.47
West Coast Equity
2007	32,111	4.70	6.68

	Commissions Paid to Spectrum Asset Management
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Bond & Mortgage Securities
2007	101,653	99.80	99.80
High Quality Intermeidate-Term Bond
2007	12,874	100.00	100.00
Preferred Securities
2007	423,720	100.00	100.00
2006	346,026	99.99	99.99
2005	191,079	100.00	100.00

	Commissions Paid to UBS Financial Services
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
HighYield II
2007	4,911	3.29	5.31
Partners LargeCap Blend
2005	115	0.01	0.01
Partners MidCap Growth
2007	210	0.02	0.01
Partners MidCap Growth I
2006	1,060	0.15	0.09
Partners SmallCap Growth II
2006	1,092	0.06	0.06
2005	1,720	0.21	0.18
Partners SmallCap Value
2005	7,022	1.31	1.13
Partners SmallCap Value I
Partners SmallCap Value II
2006	369	0.08	0.23
2005	1,102	0.30	0.34

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	435,082	7.35	6.55
2006	140,705	8.68	11.26
2005	21,359	4.86	4.35
Diversified International
2007	668,164	8.20	9.42
2006	279,876	10.29	11.05
2005	199,103	15.27	21.82
Equity Income I
2007	221,051	5.55	6.07
Global Real Estate Securities
2007	1,936	60.06	66.25

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 153
www.Principal.com

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
High Yield II
2007	341	0.23	0.31
International Emerging Markets
2007	769,547	10.16	12.09
2006	159,729	8.85	9.11
2005	107,366	12.12	14.60
International Growth
2007	877,759	12.47	20.16
2006	532,972	13.26	15.54
2005	265,102	10.62	22.68
LargeCap Growth
207	187,718	3.12	3.33
2006	78,317	4.41	4.42
2005	29,522	3.67	3.06
LargeCap S&P 500 Index
2006	42	0.11	0.39
2005	303	0.63	0.70
LargeCap Value
2007	72,884	4.82	4.32
2006	86,070	6.41	6.83
2005	68,115	8.62	8.84
MidCap Blend
2007	21,905	3.93	3.91
2006	53,996	5.48	3.78
2005	24,246	4.73	4.54
MidCap Growth
2007	2,516	2.48	1.89
2006	667	0.66	1.20
2005	1,081	1.20	0.95
MidCap S&P 400 Index
2007	923	3.33	3.03
2006	168	0.47	0.58
2005	1,869	6.75	7.86
MidCap Stock
2007	14,271	2.70	2.93
MidCap Value
2007	11,332	3.88	4.62
2006	24,249	8.70	8.31
2005	31,806	8.14	8.99
Partners Global Equity
2007	8,509	15.85	19.63
2006	6,173	18.42	20.24
2005	587	4.97	2.36
Partners International
2007	277,658	8.49	12.06
2006	145,642	8.47	10.13
2005	104,532	10.44	11.15
Partners LargeCap Blend
2007	21,332	2.69	3.03
2006	34,559	4.14	3.35
2005	51,392	6.61	5.87

154 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
1-800-222-5852

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Blend I
2007	28	0.01	0.03
2006	3,439	3.36	1.19
2005	1,343	4.69	3.11
Partners LargeCap Growth I
2007	46,929	4.04	5.70
2006	117,888	11.50	9.21
2005	98,554	8.68	9.04
Partners LargeCap Growth II
2007	28,754	3.29	4.62
2006	29,708	2.31	1.19
2005	8,269	1.03	0.79
Partners LargeCap Value
2007	85,734	10.48	14.28
2006	12,050	1.74	1.25
2005	36,713	3.57	8.38
Partners LargeCap Value I
2007	6,836	1.49	1.59
2006	2,950	0.83	0.32
2005	7,800	2.66	2.19
Partners LargeCap Value II
2007	2,399	6.09	11.07
2006	356	1.39	0.43
2005	793	1.19	0.44
Partners MidCap Growth
2007	19,818	1.66	1.62
2006	43,507	3.86	3.20
2005	51,264	9.12	7.80
Partners MidCap Growth I
2006	2,595	0.37	0.17
2005	4,112	0.86	0.76
Partners MidCap Growth II
2006	50,494	4.15	3.61
2005	10,476	1.47	1.32
Partners MidCap Value
2007	22,386	1.96	0.87
2006	23,405	1.40	0.76
2005	8,684	1.26	1.15
Partners MidCap Value I
2007	37,336	2.94	3.33
2006	40,376	5.08	4.14
2005	21,555	3.27	3.08
Partners SmallCap Blend
2006	2,356	0.31	0.17
Partners SmallCap Growth I
2007	17,544	6.26	5.26
2006	56,527	18.23	21.61
2005	38,040	11.25	14.58
Partners SmallCap Growth II
2007	31,879	2.01	3.83
2006	2,687	0.16	0.07
2005	7,589	0.91	1.74
Partners SmallCap Growth III
2007	5,609	0.46	0.58
2005	3,746	0.93	0.92

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 155
www.Principal.com

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value
2007	2,646	0.76	0.69
2006	892	0.20	0.34
2005	8,271	1.54	0.91
Partners SmallCap Value I
2007	8,198	1.15	0.90
2006	3,343	0.54	0.36
2005	10,338	3.43	2.22
Partners SmallCap Value II
2007	10,254	1.89	0.86
2006	20,462	4.18	2.49
2005	18,866	5.14	2.75
Real Estate Securities
2007	72,032	3.77	4.49
2006	16,168	2.02	2.44
2005	14,706	3.46	5.72
SmallCap Blend
2007	24,689	4.22	3.47
2006	24,771	2.71	3.45
2005	28,548	4.03	5.01
SmallCap Growth
2007	69,399	7.53	5.80
2006	13,568	9.44	14.27
2005	14,810	7.65	7.51
SmallCap S&P 600 Index
2007	16,851	10.41	5.96
2006	3,052	2.04	1.82
2005	272	0.29	0.74
SmallCap Value
2007	134,756	7.16	6.40
2006	119,507	18.79	24.15
2005	69,871	14.37	17.74
West Coast Equity
2007	9,489	1.39	1.61

Allocation of Trades by the Sub-Advisors and Sub-Sub-Advisors
Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund’s portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund’s portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund’s portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to

156 PURCHASE AND REDEMPTION OF SHARES	Principal Investors Fund
1-800-222-5852

receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value (“NAV”) per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day’s price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in “Pricing of Fund Shares.”

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in “Pricing of Fund Shares.”

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the “Manager”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Fund’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Principal Investors Fund	PRICING OF FUND SHARES 157
www.Principal.com

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

158 PRICING OF FUND SHARES	Principal Investors Fund
1-800-222-5852

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/ 2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

Principal Investors Fund	PRICING OF FUND SHARES 159
www.Principal.com

TAXATION OF THE FUNDS

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund’s Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred,  Institutional, and S class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund’s Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

160 TAXATION OF THE FUNDS	Principal Investors Fund
1-800-222-5852

Special Tax Considerations
Municipal Funds
Each of the Municipal Funds also intends to qualify to pay “exempt-interest dividends” to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are “substantial users” (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

Principal Investors Fund	TAXATION OF THE FUNDS 161
www.Principal.com

PORTFOLIO HOLDINGS DISCLOSURE

The Fund publishes month-end portfolio holdings information for each of the Fund’s portfolios on the principal.com website on the last business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund’s policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Policy.  The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund’s portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to obtain prices for portfolio securities;
2)	Upon proper request to government regulatory agencies or to self regulatory organizations;
3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
4)	To the sub-advisers’ proxy service providers (Institutional Shareholder Services and Automatic Data Processing) to facilitate voting of proxies; and
5)	To the Fund’s custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or the Manager’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing before it occurs. Such third parties currently include:

Bloomberg, LP
Check Free Investment Services
Confluence Technologies, Inc.
Depository Trust Co.
DST Output, Inc.
Eagle Investment Systems
EzE Castle Software LLC
FactSet Research Systems
Financial Model Co.
Financial Tracking, LLC
Frank Russell Securities, Inc.
Frank Russell Company
Glass Lewis & Co.
Hub Data
Investment Company Institute
Investment Technology Group, Inc.
ix Partners, Ltd.
J.P. Morgan Investor Services
Mellon Analytical Solutions
Mellon Trust
PFPC
RiskMetrics Group
Russell Implementation Services
R.R. Donnelley and Sons Company
Standard & Poor’s Securities Evaluations, Inc.
Vestek

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

162 PORTFOLIO HOLDINGS DISCLOSURE	Principal Investors Fund
1-800-222-5852

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the Underlying Funds in which the SAM portfolios invest to facilitate Edge’s management of the SAM portfolios. Edge may use underlying Fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.

The Fund’s non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund’s CCO will periodically, but no less frequently than annually, review the Fund’s portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund’s Board of Directors. In addition, the Fund’s Board of Directors must approve any change in the Fund’s portfolio holdings disclosure policy that would expand the distribution of such information.

Principal Investors Fund	PORTFOLIO HOLDINGS DISCLOSURE 163
www.Principal.com

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund’s Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

Information for this section will be filed by amendment.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

Information for this section will be filed by amendment.

164 PROXY VOTING POLICIES AND PROCEDURES	Principal Investors Fund
1-800-222-5852

GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P’s only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.

Principal Investors Fund	GENERAL INFORMATION 165
www.Principal.com

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

166 APPENDIX A	Principal Investors Fund
1-800-222-5852

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Principal Investors Fund	APPENDIX A 167
www.Principal.com

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

168 APPENDIX A	Principal Investors Fund
1-800-222-5852

APPENDIX B

Proxy Voting Policies

The Proxy voting policies applicable to each Fund follows.

Information in this section will be filed by amendment.

Principal Investors Fund	APPENDIX B 169
www.Principal.com

APPENDIX C

Portfolio Manager Disclosures

Information in this section will be filed by amendment.

450 APPENDIX C	Principal Investors Fund
1-800-222-5852

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)	(1)	a. Articles of Amendment and Restatement (filed 4/12/96)
	b. Articles of Amendment and Restatement (filed 9/22/00)
	c. Articles of Amendment and Restatement dated 6/14/02 (filed
		12/30/02)
	d. Articles of Amendment dated 5/23/05 (filed 9/8/05)
	e. Articles of Amendment dated 9/30/05 (filed 11/22/05)
	f. Articles of Amendment		dated 7/7/06	(Incorporated	by
		reference from exhibit #1(2)b to registration statement No.
		333-137477 filed on Form N-14 on 9/20/06)

(2)	Articles of Amendment (filed 9/12/97)

(3)	a.	Certificate of Correction dated 9/14/00 (filed 9/22/00)
	b.	Certificate of Correction dated 12/13/00 (filed 10/12/01)

(4)	a.	Articles Supplementary dated 12/11/00 (filed 10/12/01)
	b.	Articles Supplementary dated 3/12/01 (filed 10/12/01)
	c.	Articles Supplementary dated 4/16/02 (filed 12/30/02)
	d.	Articles Supplementary dated 9/25/02 (filed 12/30/02)
	e.	Articles Supplementary dated 2/5/03 (filed 02/26/03)
	f.	Articles Supplementary dated 4/30/03 (filed 9/11/03)
	g.	Articles Supplementary dated 6/10/03 (filed 9/11/03)
	h.	Articles Supplementary dated 9/9/03 (filed 9/11/03)
	i.	Articles Supplementary dated 11/6/03 (filed 12/15/03)
	j.	Articles Supplementary dated 1/29/04 (filed 2/26/04)
	k.	Articles Supplementary dated 3/8/04 (filed 7/27/04)
	l.	Articles Supplementary dated 6/14/04 (filed 9/27/04)
	m.	Articles Supplementary dated 9/13/04 (filed 12/13/04)
	n.	Articles Supplementary dated 10/1/04 (filed 12/13/04)
	o.	Articles Supplementary dated 12/13/04 (filed 2/28/05)
	p.	Articles Supplementary dated 2/4/05 (filed 5/16/05)
	q.	Articles Supplementary dated 2/24/05 (filed 5/16/05)
	r.	Articles Supplementary dated 5/6/05 (filed 9/8/05)
	s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)

t. Articles Supplementary dated 9/20/06 (Incorporated by

reference from exhibit #1(4)t to registration statement No.
333-137477 filed on Form N-14 on 9/20/06)
u.	Articles Supplementary dated 1/12/07 (filed 1/16/07)
v.	Articles Supplementary dated 1/22/07 (filed 07/18/07
w.	Articles Supplementary dated 7/24/07 (filed 9/28/07)
x.	Articles Supplementary dated 09/13/07 (filed 12/14/07)
y.	Articles Supplementary dated 1/3/08 (filed 03/05/08)

(b)	By-laws (filed 12/29/05)

(c)	N/A

(d)	(1) a.	Management Agreement (filed 9/12/97)
	b.	1st Amendment to the Management Agreement (filed 9/22/00)
	c.	Management Agreement (filed 12/5/00)

d. Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)

e. Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)

f. Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)

g. Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)

h. Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)

i. Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)

j. Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)

k. Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)

l. Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)

m. Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)

n. Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)

o. Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)

p. Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)

q. Amendment to Management Agreement dated 10/01/07 (filed 12/14/07)

r. Amendment to Management Agreement dated 10/31/07 (filed 12/14/07)

(2)	a.	American Century Sub-Advisory Agreement (filed 12/5/00)

b. Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)

c. Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)

d. Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)

d. Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit

#6(3)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

(3)	a.	Bernstein Sub-Advisory Agreement (filed 12/5/00)

b. Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)

c. Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

(4)	a.	Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)

b. Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)

c. Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)

d. Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed 2/28/05)

(5) a. Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)

b. 1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)

c. 2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)

d. Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)

e. Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)

f. Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)

g. Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (filed 9/28/07)

(6)	a.	Turner Sub-Advisory Agreement (filed 12/5/00)

b. Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07. (filed 12/14/07)

(7)	a.	Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)

b. Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

(8)	a.	Spectrum Sub-Advisory Agreement (filed 04/29/02)

b. Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)

c. Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

(9) a. UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)

b. Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)

c. Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

(10)	a.	JP Morgan Sub-Advisory Agreement (filed 12/30/02)

b. Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)

c. Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 (filed 9/28/07)

(11) a. Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)

b. Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)

c. Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)

d. Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)

e. Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)

f. Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)

g. Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)

h. Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)

i. Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)

j. Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 (filed 12/29/05)

k. Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)

l.	Amended & Restated Sub-Adv Agreement with PGI dtd ______ **

(12)	a.	Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)

b. Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)

c. Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)

d. Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

(13) a. T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)

b. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)

c. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)

d. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

(14) a. Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

(15) a. Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

(16) a. Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

(17) a. Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)

b. Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

(18) a. Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 (filed 2/28/05)

b. Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

c. Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 *

(19) a. Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

b. Amended & Restated Sub-Adv Agreement with Columbus Cirecle dated 9/15/05 (filed 10/20/06)

c. Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

(20) a. Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

(21) a. Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

(22) a. Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)

(23) a. Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)

b. Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/08 (filed 03/05/08)

(24) a. Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

(25) a. Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

b. Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07)(filed 9/28/07)

(26)	a.	Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)

(27)	a.	Lehman Brothers dated 7/18/07 (filed 9/28/07)

(28) a. MacKay Shields LLC Sub-Advisory Agreement dated 1/2/08 (filed 03/05/08)

(e)	(1) a.	Distribution Agreement (filed 4/12/96)
	b.	1st Amendment to the Distribution Agreement (filed 9/22/00)
	c.	Distribution Agreement (filed 9/22/00)

d. Distribution Plan and Agreement (Select Class)(filed 12/30/02)

e. Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)

f. Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)

g. Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)

h. Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)

i. Amended and Restated Distribution Agreement (filed 12/30/02)

j. Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)

k. Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)

l. Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)

m. Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)

n. Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)

o. Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)

p. Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)

q. Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)

r. Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)

s. Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)

(2)	a.	Selling Agreement--Advantage Classes (filed 9/11/03)
	b.	Selling Agreement--J Shares (filed 9/11/03)

c. Selling Agreement--Class A and Class B Shares (filed 9/8/05)

(f)	N/A

(g) (1) a. Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)

b. Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)

c. Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)

(h) (1) a. Transfer Agency Agreement for Class I shares (filed 9/22/00)

b. Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)

c. Transfer Agency Agreement for Class J Shares (filed 12/30/02)

d. 1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)

e. Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 (filed 2/28/05)

f. Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B

Shares dtd 12/13/04 (filed 2/28/05)

g. Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)

(2)	a.	Shareholder Services Agreement (filed 12/15/00)

b. Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)

c. Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)

d. Amended & Restated Shareholder Services Agreement dtd 9/13/04 (filed 2/28/05)

e. Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)

f. Amended & Restated Shareholder Services Agreement dtd 9/30/05 (filed 12/29/05)

g. Amended & Restated Shareholder Services Agreement dtd 1/1/06 (filed 10/20/06)

h. Amended & Restated Shareholder Services Agreement dtd 1/12/07 (filed 12/14/07)

(3)	a.	Investment Service Agreement (filed 9/12/97)

b. 1st Amendment to the Investment Service Agreement (filed 9/22/00)

c.	Investment Service Agreement (filed 12/30/02)

(4)	a.	Accounting Services Agreement (filed 9/22/00)

b. Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)

(5)	a.	Administrative Services Agreement (filed 9/22/00)
	b.	Amended Administrative Services Agreement (filed 12/30/02)

c. Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

(6)	a.	Service Agreement (filed 9/22/00)

b. Amended & Restated Service Agreement dtd 6/14/04 (filed 2/28/05)

c. Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

(7)	a.	Service Sub-Agreement (filed 9/22/00)

b. Amended & Restated Service Sub-Agreement dtd 1/13/04 (filed 2/28/05)

c. Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)

d. Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)

e. Amended & Restated Service Sub-Agreement dtd 9/13/04 (filed 2/28/05)

f. Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)

g. Amended & Restated Service Sub-Agreement dtd 9/30/05 (filed 11/22/05)

(8)	Plan of Acquisition European Fund (filed 12/30/02)
(9)	Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
(10)	Plan of Acquisition Technology Fund (filed 12/30/02)
(11)	Plan of Acquisition Balanced Fund (filed 9/11/03)

(12) Plan of Acquisition International SmallCap Fund (filed 9/11/03)

(13)	Plan of Acquisition Partners MidCap Blend (filed 9/11/03)

(14) Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)

(15) Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)

(16) Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)

(17) Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)

(18) Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)

(19) Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)

(20) Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)

(i)	Legal Opinion (filed 4/12/96)

(j) (1) Consents of Auditors **
(2) Rule 485(b) opinion **

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS (filed 4/12/96)

(2)	Initial Capital Agreement-IEP (filed 9/22/00)

(3)	Initial Capital Agreement-ICP (filed 9/22/00)

(4-38)	Initial Capital Agreement (filed 9/22/00)

(39)	Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

(42)	Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

(43)	Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

(44)	Initial Capital Agreement dtd 12/29/04 (filed 2/28/05)

(45)	Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

(46)	Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)

(47)	Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)

(48)	Initial Capital Agreement dtd 1/12/07 (filed 03/05/08)

(49)	Initial Capital Agreement dtd 10/1/07 *

(50)	Initial Capital Agreement dtd 2/29/08 *

(m)	Rule 12b-1 Plan
(1)	Advisors Preferred Plan (filed 9/22/2000)
a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
f.	Amended & Restated dtd 9/30/05 (filed 11/22/05

g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)

(2)	Advisors Select Plan (filed 9/22/2000)
a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)

(3)	Select Plan (filed 12/30/02)
a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)

(4)	Class J Plan (filed 12/30/02)
a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
b.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
c.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
d.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

e. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
f.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
g.	Amended & Restated dtd 1/1/08 (filed 03/05/08)

(5)	Advisors Signature Plan (filed 12/13/04)
a.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
b.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
c.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

d. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
e.	Amended & Restated dtd 1/12/07 (filed 1/16/07)

(6)	Class A Plan (filed 2/28/05)
a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

b. Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
d.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

(7)	Class B Plan (filed 2/28/05)
a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)

b. Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
d.	Amended & Restated dtd 3/13/07 (filed 12/14/07)

(8)	Class C Plan

a. dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
b.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
c.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

(9)	Class S Plan **

(n) 1. Rule 18f-3 Plan (filed 2/28/05) dtd 8/25/06 (filed 3-27-07)

(o)	Reserved

(p)	Codes of Ethics

(1)	Turner Investment Partners (filed 2/28/05)

(2) Morgan Stanley Investment Management (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)

(3) Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)

(4) American Century Investment Management (filed 10/20/06) (filed 3-27-07) (filed 7/18/07)

(5)	Ark Asset Management (filed 2/28/05) (filed 03/05/08)

(6)	Spectrum Code of Ethics (filed 12/29/05)

(7)	UBS Code of Ethics (filed 2/28/05)

(8)	The Bank of New York Mellon Code of Ethics (filed 03/05/08)

(9)	JP Morgan Code of Ethics (filed 2/28/05) (filed 12/14/07)

(10) Goldman Sachs Code of Ethics (filed 9/8/05) (filed 12/14/07)

(11) Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

(12)	Principal Global Investors Code of Ethics (filed 2/28/05)

(13) Principal Management Corporation Code of Ethics (filed 10/20/06)

(14)	T. Rowe Price Code of Ethics (filed 9/8/05)

(15) Mazama Capital Management Code of Ethics (filed 3/16/04) (filed 03/05/08)

(16)	Dimensional Fund Advisors Code of Ethics (filed 12/29/05)

(17) Emerald Advisers Inc. Code of Ethics (filed 2/28/05) (filed 03/05/08)

(18) Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06) (filed 03/05/08)

(19)	Columbus Circle Investors (filed 10/20/06)

(20)	Barrow Hanley Code of Ethics (filed 9/8/05)

(21)	Essex Code of Ethics (filed 1/16/07) (filed 12/14/07)

(22)	Jacobs Levy Code of Ethics (filed 10/20/06)

(23) Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07)

(24) Principal Fund Entities Code of Ethics (filed 3-27-07) (filed 03/05/08)

(25)	Alliance Bernstein Code of Ethics (filed 12/14/07)

(26)	Pyramis Code of Ethics (filed 12/14/07)

(27)	Vaughan-Nelson Code of Ethics (filed 12/14/07)

(28)	Lehman Brothers Code of Ethics (filed 9/28/07)

(29)	Edge Asset Management Code of Ethics (filed 03/05/08)

(30)	MacKay Shields Code of Ethics (filed 03/05/08)

*	Filed herein.
**	To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 25.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was

material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate	representative actually received an improper
personal benefit in money, property, or services; or

(iii)	In the case of any	criminal	proceeding,	the	corporate
representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the

Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation

and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the

Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws

and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor,

its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the

Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the

Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the

Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties,

or by reason of its reckless disregard of its obligations under this Agreement.

The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the

Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26. Business or Other Connection of Investment Adviser

A complete list of the officers and directors of the investment adviser,

Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

*John E. Aschenbrenner	Principal	See Part B
Director	Financial Group

Patricia A. Barry	Same	Counsel
Assistant Corporate		Principal Life Insurance
Secretary		Company

*Craig L. Bassett	Same	See Part B
Treasurer

*Michael J. Beer	Same	See Part B
Executive Vice President/
Chief Operating Officer,
Director

*Tracy W. Bollin	Same	See Part B
Financial Controller

*David J. Brown	Same	See Part B
Senior Vice President

*Jill R. Brown	Same	See Part B
Senior Vice President/
Chief Financial Officer

*Ralph C. Eucher	Same	See Part B
Director

*Nora M. Everett	Same	See Part B
President

James W. Fennessey	Same
Vice President

Michael P. Finnegan	Same	Second Vice President -
Senior Vice President -		Investment Services
Investment Services		Principal Life Insurance
Company

*Steve Gallaher	Same	See Part B
Assistant General Counsel

*Ernest H. Gillum	Same	See Part B
Vice President and Chief
Compliance Officer

Jason T. Hahn	Same	Director - Capital Markets
Director - Capital Markets		Principal Financial Group,

Inc.

Joyce N. Hoffman	Same	Senior Vice President and
Sr. Vice President and		Corporate Secretary
Corporate Secretary		Principal Life Insurance
Company

*Patrick A. Kirchner	Same	See Part B
Assistant General Counsel

Deanna L. Mankle	Same	Assistant Treasurer
Assistant Treasurer		Principal Life Insurance
Company

*Sarah J. Pitts	Same	See Part B
Counsel

*Layne A. Rasmussen	Same	See Part B
Vice President and
Controller - Principal Funds

David Reichart	Same	Senior Vice President
Senior Vice President		Princor Financial Services
Corporation

*Michael D. Roughton	Same	See Part B
Senior Vice President and
Senior Securities Counsel

*Adam U. Shaikh	Same	See Part B
Counsel

Mark A. Stark	Same	Vice President -
Vice President -		Investment Services
Investment Services		Principal Life Insurance
Company

Randy L. Welch	Same	Vice President -
Vice President -		Investment Services
Investment Services		Principal Life Insurance
Company

*Dan L. Westholm	Same	See Part B
Director - Treasury

*Beth Wilson	Sam	See Part B
Vice President

*Larry D. Zimpleman	Same	See Part B
Chairman of the Board &
Director

Principal Management Corporation serves as investment adviser and dividend disbursing agent for Principal Investors Fund, Inc. and Principal Variable

Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Principal Management Corporation serves as transfer agent for Principal Variable

Contracts Funds and the Advisors Signature Class, Advisors Select Class,

Advisors Preferred Class, Select Class, and Preferred Class shares of Principal

Investors, Fund, Inc.

Item 27.	Principal Underwriters

(a) Princor Financial Services Corporation and Principal Funds Distributor acts as a principal underwriter for Class J shares, Institutional Class shares,

Advisors Preferred Class shares,	Advisors Select Class shares, Advisors

Signature Class Shares, Preferred Class Shares, and Select Class shares of

Principal Investors Fund, Inc.

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company

Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life

Separate Account, a registered unit investment trust.

Principal Funds Distributor acts as principal underwriter for Class A shares,

Class B shares, and Class C shares of Principal Investors Fund, Inc. and

Principal Variable Contracts Fund, Inc.

Principal Funds Distributor will act as principal underwriter for Class S shares of Principal Investors Fund, Inc.

(b) Princor Financial Services Corporation

(1) (2)
Positions
and offices
Name and principal	with principal
business address	underwriter

Lindsay L. Amadeo	Director - Marketing
The Principal	Communications
Financial Group
Des Moines, IA 50392

John E. Aschenbrenner	Director
The Principal
Financial Group
Des Moines, IA 50392

Deborah J. Barnhart	Director - Distribution (PPN)
The Principal
Financial Group
Des Moines, IA 50392

Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group
Des Moines, IA 50392

Craig L. Bassett	Treasurer
The Principal

Financial Group
Des Moines, IA 50392

Michael J. Beer	President and Director
The Principal
Financial Group
Des Moines, IA 50392

Lisa Bertholf	Director - Marketing
The Principal
Financial Group
Des Moines, IA 50392

Tracy W. Bollin	Assistant Controller
The Principal
Financial Group
Des Moines, IA 50392

David J. Brown	Senior Vice President
The Principal
Financial Group
Des Moines, IA 50392

Jill R. Brown	Senior Vice President and
The Principal	Chief Financial Officer
Financial Group
Des Moines, IA 50392

Bret J. Bussanmas	Vice President - Distribution
The Principal
Financial Group
Des Moines, IA 50392

P. Scott Cawley	Product Marketing Officer
The Principal
Financial Group
Des Moines, IA 50392

Ralph C. Eucher	Director
The Principal
Financial Group
Des Moines, IA 50392

Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group
Des Moines, IA 50392

Ernest H. Gillum	Vice President
The Principal
Financial Group
Des Moines, IA 50392

Michael Harkin	Marketing Officer
The Principal
Financial Group
Des Moines, IA 50392

Joyce N. Hoffman	Sr. Vice President and
The Principal	Corporate Secretary
Financial Group
Des Moines, IA 50392

Ann Hudson	Compliance Officer
The Principal
Financial Group
Des Moines, IA 50392

Patrick A. Kirchner	Counsel
The Principal
Financial Group
Des Moines, IA 50392

Peter R. Kornweiss	Vice President
The Principal
Financial Group
Des Moines, IA 50392

Julie LeClere	Director - Marketing and Recruiting
The Principal
Financial Group
Des Moines, IA 50392

Sarah J. Pitts	Counsel
The Principal
Financial Group
Des Moines, IA 50392

David L. Reichart	Senior Vice President
The Principal
Financial Group
Des Moines, IA 50392

Martin R. Richardson	Vice President -
The Principal	Broker Dealer Operations
Financial Group
Des Moines, IA 50392

Michael D. Roughton	Senior Vice President and Associate
The Principal	General Counsel
Financial Group
Des Moines, IA 50392

Adam U. Shaikh	Counsel
The Principal
Financial Group
Des Moines, IA 50392

Norman Sue	Complaince Officer
The Principal
Financial Group
Des Moines, IA 50392

Traci L. Weldon	Vice President/Chief Complaince Officer

The Principal
Financial Group
Des Moines, IA 50392

Beth Wilson	Vice President
The Principal
Financial Group
Des Moines, IA 50392

Larry D. Zimpleman	Chairman of the Board and
The Principal	Director
Financial Group
Des Moines, IA 50392

(b) Principal Funds Distributor, Inc.

(1) (2)
Positions
and offices
Name and principal	with principal
business address	underwriter

Lindsay L. Amadeo	Director - Marketing
The Principal	Communications
Financial Group
Des Moines, IA 50392

Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group
Des Moines, IA 50392

Craig L. Bassett	Treasurer
The Principal
Financial Group
Des Moines, IA 50392

Michael J. Beer	Executive Vice President
The Principal
Financial Group
Des Moines, IA 50392

Tracy W. Bollin	Assistant Controller
The Principal
Financial Group
Des Moines, IA 50392

David J. Brown	Senior Vice President
The Principal
Financial Group
Des Moines, IA 50392

Jill R. Brown	Director
The Principal	Senior Vice President and
Financial Group	Chief Financial Officer
Des Moines, IA 50392

Bret J. Bussanmas	Vice President - Distribution
The Principal
Financial Group
Des Moines, IA 50392

P. Scott Cawley	Product Marketing Officer
The Principal
Financial Group
Des Moines, IA 50392

Ralph C. Eucher	Chairman of the Board and Director
The Principal
Financial Group
Des Moines, IA 50392

Cary Fuchs	President
1201 Third Ave., 8th Floor
Seattle, WA 98101

Stephen G. Gallaher	Second Vice President/Counsel
The Principal
Financial Group
Des Moines, IA 50392

Alex Ghazanfari	Vice President/Chief Compliance Officer
1201 Third Ave., 8th Floor
Seattle, WA 98101

Tim Hill	Vice President - Distribution
1201 Third Ave., 8th Floor
Seattle, WA 98101

Joyce N. Hoffman	Sr. Vice President and
The Principal	Corporate Secretary
Financial Group
Des Moines, IA 50392

Daniel J. Houston	Director
The Principal
Financial Group
Des Moines, IA 50392

Timothy J. Minard	Director
The Principal
Financial Group
Des Moines, IA 50392

Kevin J. Morris	Director - Marketing
1201 Third Ave., 8th Floor
Seattle, WA 98101

David L. Reichart	Senior Vice President/Distribution
The Principal
Financial Group
Des Moines, IA 50392

Michael D. Roughton	Senior Vice President/Counsel
The Principal
Financial Group
Des Moines, IA 50392

Adam Shaikh	Counsel
The Principal
Financial Group
Des Moines, IA 50392

Mark A. Stark	Vice President - Investor Services
The Principal
Financial Group
Des Moines, IA 50392

Traci L. Weldon	Vice President/Compliance
The Principal
Financial Group
Des Moines, IA 50392

(c)	N/A.

Item 28.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life

Insurance Company home office building, The Principal Financial Group, Des

Moines, Iowa 50392.

Item 29.	Management Services

N/A.

Item 30.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the

Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and

State of Iowa, on the 28th day of March, 2008.

Principal Investors Fund, Inc.
(Registrant)

By	/s/ R. C. Eucher
______________________________________
R. C. Eucher

Director, Vice Chairman and
Chief Executive Officer

Attest:

/s/ Beth Wilson

______________________________________

Beth Wilson

Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher

_____________________________	Director, Vice Chairman	March 28, 2008
R. C. Eucher	and Chief Executive	__________________
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen

_____________________________	Vice President,	March 28, 2008
L. A. Rasmussen	Controller and Chief	__________________
Financial Officer
(Principal Financial
Officer and Controller)

(L. D. Zimpleman)*
_____________________________	Director and	March 28, 2008
L. D. Zimpleman	Chairman of the Board	__________________

/s/ M. J. Beer
_____________________________	Executive Vice President	March 28, 2008
M. J. Beer		__________________

(E. Ballantine)*
_____________________________	Director	March 28, 2008
E. Ballantine		__________________

(K. Blake)*
_____________________________	Director	March 28, 2008
K. Blake		__________________

(C. Damos)*
_____________________________	Director	March 28, 2008
C. Damos		__________________

(R. W. Gilbert)*
_____________________________	Director	March 28, 2008
R. W. Gilbert		__________________

(M. A. Grimmett)*
_____________________________	Director	March 28, 2008
M. A. Grimmett		__________________

(F. S. Hirsch)*
_____________________________	Director	March 28, 2008
F. S. Hirsch		__________________

(W. C. Kimball)*
_____________________________	Director	March 28, 2008
W. C. Kimball		__________________

(B. A. Lukavsky)*
_____________________________	Director	March 28, 2008
B. A. Lukavsky		__________________

(W. G. Papesh)*
_____________________________	Director	March 28, 2008
W. G. Papsh		__________________

(D. Pavelich)*
_____________________________	Director	March 28, 2008
D. Pavelich		__________________

*By	/s/ M. J. Beer
_____________________________________
M. J. Beer
Executive Vice President

Pursuant to Powers of Attorney
Previously Filed or Included